Document And Entity Information (USD $)	12 Months Ended
	Dec. 29, 2012	Mar. 11, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	EDAC Technologies Corporation
Document Type	10-K
Current Fiscal Year End Date	--12-29
Entity Common Stock, Shares Outstanding		5,317,440
Entity Public Float			$ 48,405,548
Amendment Flag	false
Entity Central Index Key	0000772572
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 29, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012		Dec. 31, 2011
CURRENT ASSETS:
Cash	$ 3,330		$ 1,564
Accounts receivable (net of allowance for doubtful accounts of $397 as of December 29, 2012 and $284 as of December 31, 2011)	23,240		17,905
Inventories	23,950		20,235
Prepaid expenses and other current assets	709		230
Land and building held for sale	2,736		0
Deferred tax assets	1,901		1,951
Total current assets	55,866		41,885
PROPERTY, PLANT AND EQUIPMENT, at cost:
Land	2,993		1,546
Buildings and improvements	19,729		10,355
Machinery and equipment	53,547		43,563
	76,269		55,464
Less: accumulated depreciation	34,945		31,410
	41,324		24,054
OTHER ASSETS:
Goodwill	3,566		0
Intangible assets, net	1,220		0
Other	146		114
Total other assets	4,932		114
TOTAL ASSETS	102,122		66,053
CURRENT LIABILITIES:
Lines of credit	9,850		2,023
Current portion of long-term debt	5,701	[1]	2,450
Trade accounts payable	11,558		8,449
Accrued employee compensation and amounts withheld	2,293		2,449
Accrued expenses	1,903		1,754
Deferred revenue	517		708
Total current liabilities	31,822		17,833
Long-term debt, less current portion	24,068		12,145
Pension liabilities, less current portion	2,641		2,469
Deferred tax liabilities	7,126		4,990
COMMITMENTS AND CONTINGENCIES (NOTE 12)	0		0
SHAREHOLDERS' EQUITY:
Common stock, par value $.0025 per share; 20,000,000 shares authorized; shares issued and outstanding-- 5,304,562 on December 29, 2012 and 5,041,367 on December 31, 2011	13		13
Additional paid-in capital	14,819		12,522
Retained earnings	25,051		19,180
Accumulated other comprehensive loss	(3,418)		(3,099)
Total shareholders' equity	36,465		28,616
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 102,122		$ 66,053

[1]	Includes the $2,120 mortgage on the Plainville facility which is due in full upon the earlier of the sale of the facility or July 31, 2013.

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Allowance for for doubtful accounts (in Dollars)	$ 397	$ 284
Common stock, par value (in Dollars per share)	$ 0.0025	$ 0.0025
Common stock, shares issued (in Shares)	5,304,562	5,041,367
Common stock, shares outstanding (in Shares)	5,304,562	5,041,367

CONSOLIDATED STATEMENT OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Sales	$ 106,468	$ 86,633
Cost of Sales	85,573	72,256
Gross Profit	20,895	14,377
Selling, General and Administrative Expenses	10,743	7,991
Income from Operations	10,152	6,386
Non-Operating Income (Expense):
Interest Expense	(1,217)	(1,015)
Other	128	8
Income before Provision For Income Taxes	9,063	5,379
Provision for Income Taxes	3,192	1,829
Net Income	5,871	3,550
Other comprehensive income (loss), net of tax:
Pension liability, net of tax of $130	(223)	(628)
Unrealized (loss) gain on cash flow hedges, net of tax of $54	(96)	18
Other comprehensive loss	(319)	(610)
Comprehensive income	$ 5,552	$ 2,940
Net income per share data (Note 2):
Basic Income Per Common Share: (in Dollars per share)	$ 1.13	$ 0.72
Diluted Income Per Common Share: (in Dollars per share)	$ 1.04	$ 0.68

CONSOLIDATED STATEMENT OF INCOME (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Pension liability, amount of tax (in Dollars)	$ 130	$ 130
Unrealized (loss) gain on cash flow hedges, amount of tax (in Dollars)	$ 54	$ 54

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Operating Activities:
Net income	$ 5,871	$ 3,550
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,689	2,911
Deferred income taxes	299	527
Gain on acquisition of business	(176)	0
Gain on sale of equipment	(12)	(1)
Share-based compensation expense	532	339
Excess tax benefit from share-based compensation	(77)	(160)
Other	(45)	0
Provision for doubtful accounts receivable	131	163
Changes in operating assets and liabilities net of effects from acquired companies:
Accounts receivable	(3,391)	(3,113)
Refundable income taxes	0	80
Inventories	(2,485)	(16)
Prepaid expenses and other assets	(333)	(46)
Trade accounts payable	1,896	1,113
Other liabilities	(1,121)	851
Net cash provided by operating activities	4,778	6,198
Investing Activities:
Additions to property, plant and equipment	(14,174)	(3,712)
Business combinations, net of cash acquired	(9,195)	0
Cash paid for land and building held for sale	(2,736)	0
Proceeds from sales of equipment	47	20
Net cash used in investing activities	(26,058)	(3,692)
Financing Activities:
Net increase (decrease) in lines of credit	7,827	(2,770)
Borrowings on long-term debt	18,045	5,131
Repayments of long-term debt	(2,871)	(4,764)
Deferred financing fees	(90)	(8)
Proceeds from exercise of common stock options net of tax paid on cashless option exercises	58	334
Excess tax benefit from share-based compensation	77	160
Net cash provided by (used in) financing activities	23,046	(1,917)
Increase in cash	1,766	589
Cash at beginning of year	1,564	975
Cash at end of year	3,330	1,564
Supplemental Disclosure of Cash Flow Information:
Interest paid	1,217	1,021
Income taxes paid	2,909	885
Non-Cash Transaction:
Portion of business acquisition paid in common stock	1,630	0
Cashless stock option exercises	$ 156	$ 0

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Jan. 01, 2011	$ 12	$ 11,690	$ 15,630	$ (2,489)	$ 24,843
Balances (in Shares) at Jan. 01, 2011	4,869,000
Net income			3,550		3,550
Other comprehensive loss				(610)	(610)
Exercise of stock options	1	493			494
Exercise of stock options (in Shares)	147,000
Stock based compensation expense		339			339
Stock based compensation expense (in Shares)	25,000
Balances at Dec. 31, 2011	13	12,522	19,180	(3,099)	28,616
Balances (in Shares) at Dec. 31, 2011	5,041,000				5,041,367
Net income			5,871		5,871
Other comprehensive loss				(319)	(319)
Stock issued in payment of EBTEC acquisition		1,630			1,630
Stock issued in payment of EBTEC acquisition (in Shares)	151,000
Exercise of stock options		135			135
Exercise of stock options (in Shares)	88,000
Stock based compensation expense		532			532
Stock based compensation expense (in Shares)	25,000
Balances at Dec. 29, 2012	$ 13	$ 14,819	$ 25,051	$ (3,418)	$ 36,465
Balances (in Shares) at Dec. 29, 2012	5,305,000				5,304,562

NOTE 1 - ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 29, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 -- ORGANIZATION AND BUSINESS

ORGANIZATION AND BUSINESS

The accompanying consolidated financial statements include EDAC Technologies Corporation (the “Company”) and its wholly-owned subsidiaries, Gros-Ite Industries, Inc., Apex Machine Tool Company, Inc. and EBTEC Corporation.  The Company is a diversified manufacturing company serving the aerospace and industrial markets world-wide.  The Company provides complete design, manufacture and service meeting the precision requirements of customers in the jet engine components, tooling, fixtures, molds, grinding machines and machine spindles markets.  Its Aerospace segment represents 71% of the Company as measured by sales, while the Company’s Industrial segment represents 29%. The Company’s principal markets are located in the U.S., Canada, Mexico, Europe and Asia.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 29, 2012
Significant Accounting Policies [Text Block]
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation:

All significant intercompany transactions and balances have been eliminated in the consolidated financial statements.

Fiscal Year:

The Company’s fiscal year is a 52 or 53-week period ending on the Saturday closest to December 31. Fiscal years 2012 and 2011 were 52-week years that ended on December 29, 2012 and December 31, 2011, respectively.

Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain of the amounts and disclosures reflected in the consolidated financial statements.  Estimates are used when accounting for certain items such as the net realizable value of inventory, allowances for doubtful accounts and the recovery of deferred tax assets; determining the useful lives of property, plant and equipment and intangible assets; determining pension plan benefit obligations and assumptions pertaining to share-based compensation and business combinations.  Estimates are based on historical experience, where applicable, and assumptions that we believe are reasonable under the circumstances.  Due to the inherent uncertainty involved with such estimates, actual results may differ from those estimates, and such differences may be material to the financial statements.

Concentrations of Risk:

The Company’s financial instruments that are subject to concentrations of credit risk consist of cash and accounts receivable.

The Company places its cash deposits with a high credit quality financial institution.  Bank deposits may at times be in excess of the federal depository insurance limit.

Sales to United Technologies Corporation for 2012 and 2011 amounted to 35% and 34%, respectively, of the Company’s sales.  Sales to MTU Aero Engines for 2012 and 2011 amounted to 10% and 12%, respectively, of the Company’s sales.  The Company’s international sales for 2012 and 2011 amounted to 25%, and 31%, respectively, of the Company’s sales.  At December 29, 2012 the Company had $9,100 or 39%, and $1,859 or 8% of its accounts receivable due from United Technologies Corporation and MTU Aero Engines, respectively.  At December 31, 2011 the Company had $8,146 or 45%, and $2,032 or 11% of its accounts receivable due from United Technologies Corporation and MTU Aero Engines, respectively.  The Company reviews a customer’s credit history before extending credit and typically does not require collateral.  The Company establishes an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information.  Such losses have been within management’s expectations.

Cash and Cash Equivalents:

The Company defines cash equivalents as highly liquid instruments with maturities of three months or less at the time of purchase.  The Company had no cash equivalents at December 29, 2012 and December 31, 2011.

Revenue Recognition:

Sales are recorded when all criteria for revenue recognition have been satisfied, which is generally when goods are shipped to the Company’s customers.  Product revenue is recognized in the period when persuasive evidence of an arrangement with a customer exists, the products are shipped and title has transferred to the customer, the price is fixed or determined and collection is probable.  The Company defers revenue recognition on certain product shipments until customer acceptance, including inspection and installation requirements, as defined, are achieved.  The Company has entered into long-term contracts with certain customers.  The Company evaluates revenue arrangements with potential multi-element deliverables to determine if there is more than one unit of accounting. A deliverable constitutes a separate unit of accounting when it has standalone value and there are no customer-negotiated refund or return rights for the undelivered elements. The selling price for each deliverable is based on vendor-specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”) if VSOE is not available, or best estimate of selling price (“BESP”) if neither VSOE or TPE is available.

The Company enters into arrangements containing multiple elements which may include a combination of tooling, and production units. The Company has determined that the tooling and the production units represent one unit of accounting, based on an assessment of the respective standalone value. When possible, revenue is allocated to the elements based on VSOE or TPE for each element. For arrangements where VSOE or TPE cannot be established, the Company uses BESP for the allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would typically transact a standalone sale of the product or service. BESP is determined by considering a number of factors including the Company’s pricing policies, internal costs and gross margin objectives, current market conditions, information gathered from experience in customer negotiations and the competitive landscape. The Company defers revenue recognition for the tooling until completion of the final shipment. Recognition generally takes place within six to twenty four months of the initiation of the arrangement. Revenue for the production units is recognized upon shipment, as for product revenue summarized above. The Company follows all of the requirements of accounting principles generally accepted in the United States of America with regards to bill and hold transactions.  During each of the years ended December 29, 2012 and December 31, 2011, the Company sold approximately $5,000 worth of product to its customers under bill and hold transactions.  The Company’s bill and hold arrangements are almost entirely with one large overseas customer who is delivering the parts on one jet engine program to a customer in the United States.  For all requested bill and hold arrangements, we make an evaluation as to whether the bill and hold arrangement qualifies for revenue recognition as follows:

•
The risks of ownership have passed to the customer.  The customer must provide a signed letter upon which the customer specifically states and acknowledges that the risks of ownership have passed to the customer.  If the arrangement qualifies as a bill and hold arrangement and it is granted, the customer’s property is segregated and considered covered under the Company’s insurance policy as “property of others”.

•	The customer has made a fixed commitment to purchase in written documentation. All customers’ orders are through firm written purchase orders.

•
The customer requests that the transaction be on a bill and hold basis.  A customer must initiate the request for any bill and hold arrangement.  Upon a request for a bill and hold, the Company requires a signed letter from the customer upon which the customer specifically requests the bill and hold arrangement. Upon receipt of the letter, the Company begins its evaluation process to determine whether a bill and hold arrangement can be granted.

•
The customer has a substantial business purpose for the request.  The Company receives a signed letter from the customer upon which the customer specifically requests the bill and hold arrangement and states a substantial business purpose for doing so.

•
There is a fixed schedule for delivery which is reasonable and consistent with the customer’s business purpose.  The customer provides instructions containing delivery schedules and instructions which appear to be reasonable and consistent with the customer’s business purpose.  Actual shipping dates have been consistent with customer instructions.

•
There are no further performance obligations. Internally, the Company determines by a review of the job and review with a project manager as to whether the goods are complete.  Additionally, the customer’s letter acknowledges that there are no further performance obligations.

•
The goods are segregated from other inventory and are not available to fill any other customers’ orders.  All goods are manufactured to a customer’s order and accordingly each piece or “lot” is accompanied by paperwork (a routing sheet) that identifies the piece to a particular customer order and in some cases, by serial numbers on each part.  Once a bill and hold arrangement is granted, the goods are physically segregated, with the accompanying routing sheets, from other parts.  Also, the Company’s goods are made to customers’ or their customer’s specifications and could not be sold to others.

•
The product is complete and ready for shipment. The earnings process is complete.  An internal evaluation is made as to whether the product is complete and ready for shipment. This involves a review of the purchase order and a completed inspection process by the Company’s quality control department.

•
The date is determined by which the seller expects payment and the seller has not modified its normal billing and credit terms for this buyer.  No modification is made to the billing and credit terms for bill and hold arrangements.  Credit terms are established with each customer.  Payment is expected as if the goods had been shipped.  Payment terms are confirmed with the customers and payment is expected according to normal terms for that customer.  The credit terms granted for a customer’s bill and hold arrangement are no different than that customer’s normal terms.

•
The seller’s past experience with and pattern of bill and hold transactions is considered.  The Company has a long history of bill and hold transactions.  The Company’s past experiences with bill and hold transactions are consistent with the Company’s current practices and experiences.

•
The buyer has the expected risk of loss in the event of a decline in the market value of goods.  All goods are made to firm purchase orders with fixed prices.  Any decline in value would not affect the pricing of the goods.  The Company has not at any point, agreed to a price reduction on a bill and hold arrangement.

•
Extended procedures are necessary in order to assure that there are no exceptions to the buyer’s commitment to accept and pay for the goods sold (i.e., that the business reasons for the bill and hold have not introduced a contingency to the buyer’s commitment).  The Company evaluates the customer’s commitment to accept and pay for the goods upon a request for a bill and hold arrangement. The Company evaluates their customer’s financial condition on a regular basis along with the business reasons for any buyer’s request for bill and hold arrangements.

Accounts receivable:

Accounts receivable are recorded at the aggregate unpaid amount less any allowance for doubtful accounts. The allowance is based on historical bad debt experience and the specific identification of accounts deemed uncollectible. The Company determines an account receivable’s delinquency status based on its contractual terms. Interest is not charged on outstanding balances. Accounts are written-off only when all methods of recovery have been exhausted. The Company controls credit risk through initial credit evaluations and approvals, credit limits, and monitoring procedures. The Company performs ongoing credit evaluations of customers, but does not require collateral to secure accounts receivable.

Taxes Collected from Customers:

Sales taxes collected from customers are not considered revenue and are included in accrued expenses until remitted to the taxing authorities.

Shipping and Handling Costs:

Outbound shipping and handling costs are included in cost of sales in the accompanying consolidated statements of comprehensive income. These costs were $893 and $983 for the years ended December 29, 2012 and December 31, 2011, respectively.

Derivatives:

Derivatives are recorded at their fair value as of the balance sheet date. If a derivative qualifies for “hedge accounting” under accounting principles generally accepted in the United States of America (“U.S. GAAP”) and has been designated as a hedge. The Company records the “effectively hedged” portion, as defined by U.S. GAAP, of changes in such derivatives’ fair value in accumulated other comprehensive loss, which is a component of our stockholders’ equity. The Company records (i) ineffectively hedged portions of such changes in fair value or (ii) changes in the fair value of derivatives not designated as a hedge in our consolidated statement of income in the period the change occurred.

On the consolidated statements of cash flows, cash flows from derivative instruments accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged.

Inventories:

Inventories are stated at the lower of cost (first-in, first-out method) or net realizable value. Fixed production overhead is allocated to the inventory cost per unit based on the normal capacity of the production facilities.  Abnormal production costs including fixed cost variances from normal production capacity, if any, are charged to cost of sales in the period incurred.  Provisions for slow moving and obsolete inventory are provided based on historical experience and product demand.  As of December 29, 2012 and December 31, 2011, inventories consist of the following:

	December 29, 2012	December 31, 2011

Raw materials	$2,450	$2,865
Work-in-progress	19,008	15,185
Finished goods	2,492	2,185
	$23,950	$20,235

Long-Lived Assets:

Property, plant and equipment are carried at cost less accumulated depreciation.  Depreciation is computed under the straight-line method over the estimated useful lives of three to twelve years for machinery and equipment and 25 years for buildings and improvements.  Long-lived assets, such property, plant and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Such reviews are based on a comparison of the asset’s undiscounted cash flows to the recorded carrying value for the asset. If the asset’s recorded carrying value exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset, the asset is written-down to its estimated fair value.  Impairment charges, if any, are recorded in the period in which the impairment is determined. In the event of an impairment charge, the identifiable assets’ post-impairment carrying value will continue to be amortized or depreciated over their useful lives and be reviewed periodically for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.  No event has occurred that would suggest any impact on the value of long-lived assets.  Depreciation expense was $3,630 and $2,861 for the fiscal years ended 2012 and 2011, respectively.

Intangible Assets:

Intangible assets are amortized over their estimated useful lives.  Costs associated with renewing or extending the terms associated with intangible assets such as trademarks, tradenames and domain names are expensed as incurred.  Costs to third parties that are related to internally developing or successfully defending an intangible asset are capitalized as part of the intangible asset developed or defended and amortized over that asset’s useful life. The useful lives used for amortization of intangible assets are as follows:

Useful life
Purchased customer relationships	10 years (1)

(1)	Customer relationships are deemed to have a 10 year life based on EBTEC’s retention history.

Goodwill and Other Indefinite Lived Assets:

Goodwill represents costs in excess of fair values assigned to the assets acquired and liabilities assumed of the acquired businesses. Goodwill and certain intangible assets, such as trademarks and tradenames, deemed to have indefinite lives are not amortized. Goodwill and indefinite-lived intangible assets are subject to annual impairment testing at the reporting unit level,as of June 1 and, if conditions warrant, interim reviews using the guidance and criteria described in the Intangibles – Goodwill and Other Topic of the FASB ASC 350 and 360. This testing compares carrying values to fair values and, when appropriate, the carrying value of these assets is reduced to fair value.  Impairment charges, if any, are recorded in the period in which the impairment is determined.

Income Taxes:

Deferred tax assets or liabilities are computed based on the difference between financial reporting and income tax bases of assets and liabilities using the enacted marginal tax rates that are expected to be in effect when the temporary differences are expected to reverse.  Additionally, deferred tax assets and liabilities are separated into current and non-current amounts based on the classification of the related assets and liabilities for financial reporting purposes or the expected reversal.  Deferred income tax expenses or benefits are based on the changes in the deferred tax assets and liabilities from period-to-period.

The Company will only recognize a deferred tax asset when, based upon available evidence, realization is “more-likely-than-not”.  In making this determination, the Company has considered both available positive and negative evidence including, but not limited to, cumulative losses in recent years, future taxable income and prudent and feasible tax planning strategies.  At present, the Company has concluded that it is more likely than not that the Company will realize all of its deferred tax assets.  Valuation allowances related to deferred tax assets can also be impacted by changes to tax laws, changes to statutory tax rates and future taxable income levels. In the event the Company were to determine that it would not be able to realize all or a portion of its deferred tax assets in the future, it would record a valuation allowance through a charge to income in the period in which that determination is made.

The provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740-10 address the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements.  The Company may recognize the tax benefit from an uncertain tax position only if it is more-likely-than-not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position.  The Company has determined that it has no uncertain tax positions.  Additionally, the Company accrues interest and penalties, if any, related to unrecognized tax benefits as a component of income tax expense.

Net Income Per Share:

Basic earnings per common share is based on the average number of common shares outstanding during the year.  Diluted earnings per common share assumes, in addition to the above, a dilutive effect of common share equivalents during the year.  Common share equivalents represent dilutive stock options using the treasury method, which results in the inclusion of common shares in an amount less than the options exercised.  The number of shares used in the earnings per common share computation for fiscal 2012 and 2011 are as follows:

Basic:	2012	2011
Net income	$5,871	$3,550
Weighted average common shares outstanding	5,174	4,959
Basic income per common share	$1.13	$0.72

Diluted:
Weighted average common shares outstanding	5,174	4,959
Dilutive effect of stock options	472	278
Weighted average common shares diluted	5,646	5,237
Diluted income per share	$1.04	$0.68
Anti–dilutive options excluded (1)	12	168

(1)	Anti-dilutive because exercise price exceeds average trading price for the period.

Comprehensive Income (Loss):

Comprehensive income (loss) consists of net income (loss) and other gains and losses affecting shareholders’ equity that, under accounting principles generally accepted in the United States of America, are excluded from net income (loss).  For the Company, comprehensive income (loss) consists of gains and losses related to the Company’s defined benefit pension plan and unrealized losses on established cash flow hedges.

Share-Based Compensation:

The Company accounts for share-based compensation in accordance with FASB ASC Topic 718, Compensation – Stock Compensation, which establishes accounting for equity instruments exchanged for employee services.  Accordingly, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the employee’s requisite service period (generally the vesting period of the equity grant). The majority of the Company’s share-based compensation arrangements vest over three years.  The Company expenses its share-based compensation under the straight-line method.

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of stock option awards.  The Company uses the simplified method for purposes of determining the expected life of option grants due to a lack of adequate historical exercise data providing a reasonable basis upon which to estimate the expected life.  On December 2, 2007, the Company changed the terms of its prospective stock option grants from 10 years to 5 years.  Further, options granted on December 2, 2007, were out-of-the-money until a just year before expiration making these options unreliable as historical exercise data.  Options next granted in December 2008, became fully vested in December 2011 and will not expire until December 2013.  Therefore, the Company continues to believe that at December 29, 2013, it does not have adequate historic information to properly estimate the expected life of stock options and as such, it believes that the use of the simplified method in 2012 remained appropriate. The simplified method calculates an estimated life of 3.5 years for option grants with terms of 5 years.  For future stock option grants, the Company will reevaluate whether it then has sufficient history to estimate expected life and if so will use its historical data to calculate the expected life.

Segment Information:

The Company follows the provisions of ASC 280, Segment Reporting, which establishes standards for the way public business enterprises report information and operating segments in annual financial statements and requires reporting of selected information in financial reports.  The Company’s operations for the periods presented herein are classified in two segments, Aerospace and Industrial.  The segments are determined based on the management of the businesses by the Company’s Chief Operating Decision Maker (see Note 13).

Pension:

The Company accounts for postemployment benefits in accordance with FASB ASC Topic 715, Compensation-Retirement Benefits.  The Company recognizes the overfunded or underfunded status of the Company’s defined benefit pension plan.  Actuarial gains and losses, prior service costs or credits, and any remaining transition assets or obligations that have not been recognized under previous accounting standards are recognized in accumulated other comprehensive income, net of tax effects, until they are amortized as a component of net periodic benefit cost. The Company uses its fiscal year-end as the measurement date for its pension plan assets and the benefit obligation.  In 1993, the Company elected to curtail the Plan.  See Note 10.

Fair Value Measurements:

The Company accounts for certain financial assets at fair value, defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use when pricing an asset or liability. A three-level hierarchy is used to show the extent and levels used to estimate fair value measurement.

Level 1  Inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 2   Inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals.

Level 3  Inputs are unobservable inputs for the asset or liability, which is typically based on an entity’s own assumptions, as there is little, if any, related market activity.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Business Combinations:

The Company uses the “acquisition method” to account for all business combinations. All acquisitions are reviewed to determine if they constitute a “business” under U.S. GAAP. All identifiable assets and liabilities of an acquired business are recorded at their fair values as of the date we obtain control of the business. The fair values of identifiable assets and liabilities are estimated using a variety of approaches allowed under U.S. GAAP, including appraisals and present value techniques. Any excess of the consideration paid to acquire the business over the fair values of the acquired and identifiable tangible and intangible assets and liabilities is recorded as goodwill.

Recent Accounting Pronouncements:

The FASB has issued Accounting Standards Update (ASU) No. 2012-02, Intangibles--Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU states that an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Codification Subtopic 350-30, Intangibles--Goodwill and Other, General Intangibles Other than Goodwill. The amendments in this ASU are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.

The Company will be adopting new accounting guidance related to disclosures about offsetting assets and liabilities beginning December 30, 2012. The new accounting guidance amends ASC 210, Balance Sheet, to converge the presentation of offsetting assets and liabilities between U.S. GAAP and International Financial Reporting Standards (“IFRS”) and requires entities disclose both gross information and new information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption of this new guidance will require additional disclosures related to offsetting assets and liabilities, if any, but will not materially impact the Company’s financial position or results of operations.

NOTE 3 - ACQUISITIONS	12 Months Ended
Dec. 29, 2012
Business Combination Disclosure [Text Block]
NOTE 3 – ACQUISITIONS

EBTEC

On June 1, 2012, the Company acquired all of the outstanding stock of EBTEC Corporation. This business is hereinafter referred to as “EBTEC”. The acquisition was accounted for under the acquisition method of accounting with the tangible and intangible assets and liabilities acquired recorded at their fair values at the date of acquisition. The results of operations of the acquired business have been included in the Company’s operating results beginning as of the effective date of the acquisition, June 1, 2012. The acquisition provides highly complementary and advanced capabilities that are required for the manufacture of the Company’s precision parts. EBTEC is included in the Company’s Aerospace segment. The Company incurred transaction costs of $417 which are recorded within the Selling, General and Administrative Expenses on the Company’s Consolidated Statements of Comprehensive Income. EBTEC’s revenues since the date of acquisition are $7,193 and are included in the Company’s Consolidated Statement of Comprehensive Income.

The purchase price was subsequently adjusted in September, 2012 from $11,094 to $10,892, a reduction of $182, due to the final determination of the purchase price as provided for in the purchase agreement. The $182 adjustment was reflected as an adjustment to goodwill. Approximately $1,630 of the purchase price was funded through the issuance of 150,523 shares of the Company’s common stock.

The balance of the purchase price, less $217 cash acquired, was paid in cash in the amount of $9,045.  Fair values are as follows:

Cash	$217
Accounts receivable	2,075
Inventories	1,100
Prepaid expenses	146
Deferred tax asset	167
Property, plant and equipment	6,202
Intangible assets	1,175
Goodwill (1)	3,566
Accounts payable and accrued expenses	(1,582)
Deferred tax liabilities	(2,174)
$10,892

(1) Because this was an acquisition of stock, goodwill will not be deductible for tax purposes.  Goodwill resulted from this transaction because we believe EBTEC augments the Company’s position in the aerospace market and will allow it to more effectively manage portions of its production process previously outsourced.

SMITH RENAUD

On October 5, 2012, the Company acquired certain of the assets and liabilities of Smith-Renaud, Inc. a privately–owned developer and remanufacturer of turnkey centerless grinding systems and a designer, manufacturer and rebuilder of custom precision spindles. This business is hereinafter referred to as “Smith Renaud”. The acquisition was accounted for under the purchase method of accounting with the assets and liabilities acquired recorded at their fair values at the date of acquisition. The results of operations of the acquired business have been included in the Company’s operating results beginning as of the effective date of the acquisition, October 5, 2012. The acquisition provides highly complementary and advanced capabilities that are required for the manufacture of the Company’s spindles and industrial grinders. Smith Renaud is included in the Company’s Industrial segment.  The Company incurred transaction costs of $4 which are recorded within the Selling, General and Administrative Expenses on the Company’s Consolidated Statements of Comprehensive Income.  Smith Renaud’s revenues since the date of acquisition total $442 and are included in the Company’s Consolidated Statement of Comprehensive Income.

The purchase agreement provided for a payment at closing of $150 and contingent consideration ranging from $0 to $650 in additional installments upon meeting certain measures of earnings before interest, taxes depreciation and amortization (“EBITDA”) on each of the first three anniversaries of the closing (“contingent consideration”).  The purchase price recorded by the Company was calculated as the sum of the $150 at closing plus the fair value of the $359 of contingent consideration, for a total purchase price of $509.  There was no change in the valuation of the contingent consideration from October 5, 2012 to December 29, 2012.

The contingent consideration liabilities’ fair value is determined by calculating the present value of the estimated liability that is expected to be paid in the future (an income approach). The Company estimated the undiscounted liability expected to be paid in the future by developing various hypothetical scenarios in which the consideration could be earned and weighting those scenarios based on expectations that those scenarios will actually occur.

Fair values are preliminarily estimated as follows:

Inventories	$130
Property, plant and equipment	496
Intangible assets	110
Accrued expenses	(51)
$685

Because the Fair Value of the identified assets and liabilities exceeded the fair value of the consideration, the Company recorded a bargain purchase gain of $176 which has been included in Other Income.

The following pro forma consolidated financial information is presented for the fiscal years ended December 29, 2012 and December 31, 2011, as though both of the acquisitions had been completed at the beginning of the respective periods.  The pro forma results for net income include adjustments for depreciation, intangible asset amortization, inventory step-up amortization, former parent corporate charges, interest and tax expense. The pro forma weighted average shares used to compute net income per common share (basic and diluted) differ from the weighted average shares used in the consolidated statements of income in order to reflect the 150 shares of EDAC common stock issued to acquire EBTEC.

	December 29, 2012	December 31, 2011
Sales	$113,621	$100,700
Net income	6,314	4,302
Basic income per share	$1.20	$0.82
Diluted income per share	$1.10	$0.78

The nature and amount of pro forma adjustments directly attributable to the business combinations are as follows (in thousands):

1) Amortization of intangible assets $71.

2) Remove corporate charge $282

NOTE 4 - FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 29, 2012
Fair Value Disclosures [Text Block]
NOTE 4 – FAIR VALUE OF ASSETS AND LIABILITIES

Assets and liabilities itemized below were measured at fair value on a recurring basis at December 29, 2012:

	Level 1
	Quoted
	Prices in
	Active	Level 2
	Markets	Significant	Level 3	Assets/
	for	Other	Significant	(Liabilities)
	Identical	Observable	Unobservable	At Fair
	Assets	Inputs	Inputs	Value
Interest rate swaps (see Note 9) (1)	—	$(400)		$(400)

Contingent consideration (see Note 3) (2)	—		$(359)	(359)
	$—	$(400)	$(359)	$(759)

(1)
The fair values of the swaps are determined by discounting the estimated cash flows to be received and paid due to the swaps over the swap’s contractual lives using an estimated risk-free interest rate for each swap settlement date (an income approach).

(2)
The contingent consideration liabilities’ fair value is determined by calculating the present value of the estimated liability that is expected to be paid in the future (an income approach). We estimated the undiscounted liability we expect to pay in the future by developing various hypothetical scenarios in which the consideration could be earned and weighting those scenarios based on our expectations that those scenarios will actually occur.

Assets and liabilities itemized below were measured at fair value on a recurring basis at December 31, 2011:

Level 1
Quoted
Prices in
Active
	Markets	Level 2	Level 3	Assets/
	for	Significant	Significant	(Liabilities)
	Identical	Other	Unobservable	At Fair
	Assets	Observable	Inputs	Value
Interest rate swaps	$—	$(250)	$—	$(250)

The table below presents reconciliations for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 29, 2012 and December 31, 2011:

	Year Ended December
	2012	2011
Contingent consideration:
Balance at the beginning of period	$—	$—
Initial recognition of the liabilities	(359)	—
Unrealized gains (losses) in earnings (1)	—	—
Balance at the end of period	$(359)	$—

(1)	Recorded in other income, net on our consolidated statement of income.

FASB ASC Topic 825, Financial Instruments, requires disclosure of the fair value of financial instruments for which the determination of fair value is practicable.  The fair value of a financial instrument is defined as the amount at which the instrument could be exchanged in a current transaction between willing parties.  The carrying amount of the Company’s financial instruments approximates their fair value as outlined below.

Cash, accounts receivable and accounts payable:  The carrying amounts approximate their fair value because of the short maturity of those instruments.

Notes payable and long-term debt:  The carrying amounts approximate their fair value as the interest rates on the debt approximates the Company’s current incremental borrowing rate.  The fair values of the Company’s interest rate swaps are determined by discounting the estimated cash flows to be received and paid due to the swaps over the swap’s contractual lives using an estimated risk-free interest rate for each swap settlement date (see note 9).

The Company’s financial instruments are held for other than trading purposes.

NOTE 5 - INTANGIBLE ASSETS	12 Months Ended
Dec. 29, 2012
Intangible Assets Disclosure [Text Block]
NOTE 5 – INTANGIBLE ASSETS

Intangible assets as of December 29, 2012 consist of the following:

	Cost	Accumulated Amortization	Net Book Value
Purchased customer relationships(1)	$706	$65	$641

(1)	Acquired in the EBTEC and Smith Renaud acquisitions. Customer relationships are amortized on a straight-line basis over 10 years.

There were no intangible assets as of December 31, 2011.

Amortization expense was approximately $65.  The estimated annual future amortization expense from customer relationships for each of the next five years is $71.

NOTE 6 - GOODWILL AND INDEFINITE LIVED INTANGIBLE ASSETS	12 Months Ended
Dec. 29, 2012
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 6 – GOODWILL AND INDEFINITE LIVED INTANGIBLE ASSETS

Goodwill represents the excess of the cost of acquiring EBTEC over the net fair value assigned to the assets acquired and liabilities assumed in that acquisition.  The Company tests goodwill and indefinite lived intangible assets for impairment at least annually at the reporting unit level.  The Company’s indefinite lived assets are as follows:

Aerospace segment:
Goodwill	$3,566
Trademarks and trade name	578

NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 29, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 7 – SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS

Stock Incentive Plans:

The Company has issued stock options from the 2000 Employee Stock Option Plan, the 2000-B Employee Stock Option Plan, the 2008 Equity Incentive Plan and the 2011 Equity Incentive Plan.  The terms of the options and vesting requirements shall be for such period as the Compensation Committee designates. The option price may not be less than the fair market value of the shares on the date of the grant.  On October 11, 2012, the Company’s Board of Directors voted to amend two of the Company’s stock option plans to allow for cashless exercises.

The 2011 Equity Incentive Plan also provides for the issuance of up to 50,000 restricted shares. Restricted shares awarded under the Plan may not be sold, assigned, transferred, pledged or otherwise encumbered during the restricted period, except as permitted by the Compensation Committee.

As of December 29, 2012, 19,657 shares were reserved for future issuance for stock options, all under the 2011 Equity Incentive Plan.

Stock options:

The Company estimates the fair value of stock options using the Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the expected option term, the expected volatility of the Company’s stock over the option’s expected term, the risk-free interest rate over the option’s expected term, and the Company’s expected annual dividend yield. Based on historical data, the Company used a 0% forfeiture rate.  The Company believes that the valuation technique and the approach utilized to develop the underlying assumptions are appropriate in calculating the fair values of the Company’s stock options granted during the fiscal years ended December 29, 2012 and December 31, 2011. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by persons who receive equity awards.

The fair value of each option grant was estimated on the grant date using the Black-Scholes option-pricing model with the following assumptions:

	Fiscal Year Ended			Fiscal Year Ended
	December 29, 2012			December 31, 2011
Expected option term (1)			3.5 years			3.5 years
Expected volatility factor (2)	54.8%	-	67.9%	62.7%	-	67.9%
Risk-free interest rate (3)	0.02%	-	0.15%	0.02%	-	0.15%
Expected annual dividend yield			0%			0%

(1)	The expected option term was determined using the simplified method for estimating expected option life, which qualify as “plain-vanilla” options.
(2)
The stock volatility for each grant is measured using the weighted average of historical monthly price changes of the Company’s common stock over the most recent period equal to the expected option term of the grant, adjusted for activity which is not expected to occur in the future.

(3)	The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the time of grant.

A summary of the status of the Company's stock option plans as of December 29, 2012 and December 31, 2011, and changes during the years then ended is presented below:

	December 29, 2012		December 31, 2011
		Weighted-		Weighted-
		Average		Average
	Options	Exercise	Options	Exercise
		Price		Price
Outstanding at beginning of year	779,222	$4.75	867,518	$4.34
Granted	299,086	11.68	85,269	5.18
Exercised	(203,936)	8.04	(146,898)	2.27
Expired/Forfeited	(3,666)	4.38	(26,667)	6.33
Outstanding at end of year	870,706	$6.35	779,222	$4.75

Options exercisable at year-end	551,214	$3.75	607,224	$4.90
Weighted-average fair value of options granted during the year	$4.76		$2.36

The following table summarizes information about stock options outstanding at December 29, 2012:

	Options Outstanding			Options Exercisable
		Weighted-Average	Weighted-	Number	Weighted-Average	Weighted-
	Number Outstanding	Remaining	Average	Exercisable	Remaining	Average
Exercise Price	At	Contractual	Exercise	At	Contractual	Exercise
Range	12/29/2012	Life (years)	Price	12/29/2012	Life (years)	Price
$1.10 to $3.00	130,667	1.69	$2.30	130,667	1.69	$2.30
$3.01 to $4.00	364,533	2.05	3.67	364,533	2.05	3.67
$4.01 to $8.00	76,156	3.53	5.23	38,164	3.46	5.06
$8.01 to $12.00	65,708	4.09	9.48	3,708	4.23	11.24
$12.01 to $14.04	233,642	4.86	12.30	14,142	4.42	13.70
$1.10 to $14.04	870,706	3.03	$3.03	551,214	2.14	$3.75

The aggregate intrinsic value of outstanding options as of December 29, 2012 was $4,737.  The intrinsic value of options exercised during the fiscal year ended December 29, 2012 was $1,026. The fair value and intrinsic value of options vested during the fiscal year ended December 29, 2012 was $44 and $1,031, respectively.

The following table summarizes the status of the Company’s non-vested options since January 1, 2011:

	Non-Vested Options
		Weighted
	Number of	Average
	Options	Fair Value
Non-vested at January 1, 2011	278,000	$1.59
Granted	85,269	2.36
Vested	(181,271)	1.62
Forfeited	(10,000)	1.11
Non-vested at December 31, 2011	171,998	1.95
Granted	299,086	4.76
Vested	(149,260)	2.27
Forfeited	(2,332)	2.25
Non-vested at December 29, 2012	319,492	$4.43

Restricted stock:

The Company has issued all of the restricted shares available under the 2011 Equity Incentive Plan.  The following table summarizes the status of the Company’s non-vested restricted shares since January 1, 2011:

	Non-Vested Restricted Shares
		Weighted
		Average
	Number of	Fair Value at
	Options	Grant Date
Non-vested at January 1, 2011	-	$-
Granted	25,000	5.26
Vested	-	-
Forfeited	-	-
Non-vested at December 31, 2011	25,000	5.26
Granted	25,000	9.94
Vested	(8,336)	5.26
Forfeited	-	-
Non-vested at December 29, 2012	41,664	$8.07

The following table presents share-based compensation expense included in the Company’s consolidated statements of income.
	Fiscal Year Ended	Fiscal Year Ended
	December 29, 2012	December 31, 2011
Selling, general and administrative:
Share-based compensation expense before tax	$532	$339
Income tax benefit	181	115
Net share-based compensation expense	$351	$224

As of December 29, 2012, there was $1,563 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Company’s stock plans. That cost is expected to be recognized over a weighted-average period of 2.5 years.
Cash received from option exercises under all share based payment arrangements for the fiscal years ended December 29, 2012 and December 31, 2011 was $58 and $334, respectively. The actual tax benefit realized for the tax deductions from option exercises of the share-based payment arrangements was $77 and $160 for the fiscal years ended December 29, 2012 and December 31, 2011, respectively.

NOTE 8 - FINANCING ARRANGEMENTS	12 Months Ended
Dec. 29, 2012
Debt Disclosure [Text Block]
NOTE 8 – FINANCING ARRANGEMENTS

Lines of Credit

The Company has a credit facility with TD Bank, N.A. that includes a revolving line of credit and an equipment line of credit.  The details are as follows:

Revolving Line of Credit

The Company’s credit facility with TD Bank, N.A. includes a revolving line of credit, which provides for borrowings up to $17,000.  The revolving line of credit is limited to an amount determined by a formula based on percentages of receivables and inventory and bears interest at a variable rate equal to the highest Prime Rate as published in the Wall Street Journal, adjusted daily (3.25% at December 29, 2012).  The revolving line of credit is payable on demand and is reviewed annually as of July 31 with renewal at the bank’s discretion.  At December 29, 2012 and December 31, 2011, the outstanding balance under this line was $9,850 and $1,419, respectively.

Equipment Line of Credit

The equipment line of credit provides advances to purchase eligible equipment up to $4,700 and bears interest at a variable rate equal to the highest Prime Rate as published in the Wall Street Journal, adjusted daily (3.25% at December 29, 2012).  Amounts advanced on the equipment line of credit will convert to a term note on July 31, 2013, unless converted earlier at the option of the Company, with monthly payments of principal and interest in an amount to amortize the then existing principal balance in 60 equal monthly payments including interest at the then Federal Home Loan Bank (“FHLB”) 5 year Current Classic Advance Rate plus 3%.  At December 29, 2012 and December 31, 2011, the outstanding balance under this line was $4,700 and $604, respectively.

The credit facility gives TD Bank, N.A. a first security interest in accounts receivable, inventory, equipment and other assets for all loans made by TD Bank N.A. to the Company and requires approval from TD Bank, N.A. prior to paying cash dividends.  As of December 29, 2012, there was $4,362 and $0 available for borrowing on the revolving line of credit and on the equipment line of credit, respectively, and the Company was in compliance with its debt covenants, including a debt service ratio, a funded debt to EBITDA ratio and a leverage ratio.

Long-term Debt

Long-term debt consists of the following:

	December 29, 2012	December 31, 2011
Mortgage TD Bank - Cheshire	$6,540	-
Mortgage TD Bank - Plainville	2,120	-
Term note TD Bank	2,352	$2,954
Mortgage TD Bank - Newington	2,400	2,473
Mortgage Farmington Savings - New Britain Ave.	1,189	1,301
Mortgage TD Bank - Spring Lane	1,175	1,246
Term note TD Bank - EBTEC	3,383	-
Mortgage TD Bank - EBTEC	883	-
Term note TD Bank	3,799	4,751
Term note TD Bank	1,228	1,663
Term note TD Bank	-	207
Equipment line of credit (reflected as term note)	4,700	-
	29,769	14,595
Less - current (1)	(5,701)	(2,450)
	$24,068	$12,145

(1)	Includes the $2,120 mortgage on the Plainville facility which is due in full upon the earlier of the sale of the facility or July 31, 2013.

On June 29, 2012 the Company purchased a manufacturing facility in Cheshire, Connecticut (“the Cheshire Facility”) partially funded by a $6,540 term loan with TD Bank. Monthly payments of interest only at the prime rate are due through July 28, 2013. Monthly payments of principal and interest are due after July 28, 2013 at an adjustable rate equal to the monthly LIBOR rate plus 3%, however, pursuant to a swap agreement with TD Bank, the Company has effectively fixed its interest rate at 4.63%, for the duration of the agreement.

Prior to the purchase of the Cheshire Facility, the Company had purchased a 181,000 square foot manufacturing facility on March 30, 2012, for $2,650 in Plainville, Connecticut. (“Plainville Facility”).  On June 1, 2012, the Company closed on a one-year mortgage with TD Bank on the Plainville Facility in the amount of $2,120.  The mortgage is payable in monthly installments of interest only beginning on July 1, 2012 and will mature on the earlier to occur of the sale of the Plainville Property or July 31, 2013.   The mortgage proceeds were used to pay down the revolving line of credit.  Subsequent to the purchase of the Plainville Facility, the Company decided to sell this property upon the acquisition of the Cheshire Facility.

The June 1, 2012 acquisition of EBTEC was funded by a $3,785 term note secured by EBTEC’s assets and a $900 mortgage, both with TD Bank.  The term loan is payable in monthly installments of principal and interest beginning on July 1, 2012 and will mature on June 30, 2017.  Interest accrues on the $3,785 term loan at a per annum fixed rate of 4.05%.  The $900 mortgage is payable in monthly installments of principal and interest beginning on July 1, 2012 and will mature on June 30, 2017.  Interest will accrue on the $900 mortgage at a per annum fixed rate of 3.86%.

The Company has a five year term note and a ten year mortgage which were used to make an acquisition in 2009, both with TD Bank, N.A.  The Company fixed the interest rates on the note and mortgage at 5.8% and 6.1%, with monthly installments of $63 and $19, respectively, through interest rate swap arrangements with TD Bank, N.A.  As of December 29, 2012, the amounts outstanding on the five-year term note and the mortgage were $2,352 and $2,400, respectively.

In addition, the Company has two mortgages secured by the Company’s real estate.  One is due in monthly installments of $16, including interest at 5.375% through February 2021.  The payment will be adjusted by the bank on March 1, 2016 and every 5 years thereafter to reflect interest at the FHLB “Classic Credit Rate” plus 2.75%.  The second is due in monthly installments of $12 including interest at 5.89% with a balloon payment due on April 1, 2014.  As of December 29, 2012, the amounts outstanding on the mortgages were $1,189 and $1,175, respectively.

The Company has two term notes with TD Bank, N.A. that were used to finance the purchase of machinery and equipment with interest rates of 4.88% and 4.52%, monthly payment amounts of  $42 and $96, and maturity dates of August 2015 and August 2016, respectively.  As of December 29, 2012, the outstanding balance of the two term notes were $3,799 and $1,228.

On July 27, 2012, State of Connecticut Bond Commission approved the State of Connecticut’s Department of Economic and Community Development request to provide a 10 year $6,565 loan to the Company.  The loan as approved will assist the Company in the acquisition of machinery and equipment for the Cheshire Facility and bear interest at the rate of 2.5%.  The Company may be eligible for loan principal forgiveness of up to $500 for creating 50 jobs or up to $1,000 for creating 100 jobs within five years.  The Company expects to close on this loan in the first or second quarter 2013.

Aggregate annual maturities of long-term debt for the five year period subsequent to December 29, 2012, are as follows:

2013	$5,701
2014	5,444
2015	3,644
2016	2,992
2017	2,629
thereafter	9,359

NOTE 9 - INTEREST RATE SWAPS	12 Months Ended
Dec. 29, 2012
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 9 – INTEREST RATE SWAPS

The Company has three pay-fixed, receive-variable interest rate swaps to reduce exposure to changes in cash payments caused by changes in interest rates on certain senior long-term notes payable. The swaps mature from 2014 to 2022.  The three relationships are designated as cash flow hedges and meet the criteria for the shortcut method for assessing hedge effectiveness; therefore, the hedge is assumed to be highly effective and all changes in the fair value of the interest rate swaps are recorded in accumulated other comprehensive loss net of taxes.  At December 29, 2012 and December 31, 2011, the interest rate swap liability totaled $248 and $250, respectively, and is included in accrued expenses.  Changes in fair value must be reclassified in whole or in part from accumulated other comprehensive loss into earnings if, and when, a comparison of the swaps and the related hedged cash flows demonstrates that the shortcut method is no longer applicable. The Company expects these hedges to meet the criteria of the shortcut method for the duration of the hedging relationship and therefore, it does not expect to reclassify any portion of any unrealized loss from accumulated other comprehensive loss to earnings in the future.  Under FASB ASC 820, the Company has determined that the inputs associated with the fair value determination are readily observable at commonly quoted intervals and as a result the interest rate swaps were classified within Level 2 of the fair value hierarchy.  See Note 4 for a description of how the Company estimates the fair value of these swaps.  The following sets forth the changes recognized for the years ending December 29, 2012 and December 31, 2011:

			Other
	Derivative	Deferred	Comprehensive
	Liability	Taxes	Loss
Balance, January 1, 2011	$278	$101	$177
Derivative gain	(28)	(10)	(18)
Balance, December 31, 2011	250	91	159
Derivative loss	150	54	96
Balance, December 29, 2012	$400	$145	$255

NOTE 10 - PENSION PLANS	12 Months Ended
Dec. 29, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE 10 – PENSION PLANS

The Company maintains a noncontributory defined benefit pension plan covering substantially all employees that met certain minimum age and service requirements prior to April 1, 1993.  The benefits are generally based on years of service and compensation during the last five years of employment prior to April 1, 1993.  The Company’s policy is to contribute annually the amount necessary to satisfy the requirements of the Employee Retirement Income Security Act of 1974.  In March 1993, the Board of Directors approved a curtailment to the plan which resulted in the freezing of all future benefits under the plan as of April 1, 1993.

The Company uses its fiscal year-end as the measurement date for its pension plan assets and benefit obligation.

The following tables set forth the changes in benefit obligations and plan assets, and reconciles amounts recognized in the Company’s consolidated balance sheets:

Change in Benefit Obligation:	2012	2011
Benefit obligation at beginning of year	$6,877	$6,336
Interest cost	298	320
Actuarial loss	770	690
Benefits paid	(477)	(469)
Benefit obligation at end of year	7,468	6,877

Change in Plan Assets:
Fair value of plan assets at beginning of year	4,100	4,530
Actual return (loss) on plan assets	563	(96)
Employer contributions	307	153
Expenses	(21)	(18)
Benefits paid	(477)	(469)
Fair value of plan assets at end of year	4,472	4,100

Unfunded status	$(2,996)	$(2,777)

Amounts recognized in the consolidated balance sheets consist of:
Accrued expense - current	$(355)	$(308)
Other liabilities - long term	(2,641)	(2,469)
	$(2,996)	$(2,777)

Amounts recognized in accumulated other comprehensive income consist of:
Net loss	$(4,126)	$(3,773)

Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$7,468	$6,877
Accumulated benefit obligation	7,468	6,877
Fair value of plan assets	4,472	4,100

Components of Net Periodic Benefit Cost:
Interest cost	$298	$320
Service cost	20	25
Expected return on plan assets	(283)	(308)
Amortization of net loss	138	101
Net periodic benefit cost	173	138

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Current year net loss	491	1,087
Amortization of loss	(138)	(101)
Total recognized in other comprehensive income	353	986
Total recognized in net periodic benefit cost and other comprehensive income	$526	$1,124

The estimated amount of net loss that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2013 is $153.

Discount rate	3.50%	4.50%
Rate of compensation increase	n/a	n/a

Weighted-average assumptions used to determine net benefit cost:
Discount rate	4.50%	5.25%
Rate of compensation increase	n/a	n/a
Expected return on plan assets	7.00%	7.00%

Plan Assets

The expected long-term rate of return on assets assumption is 6%.  This assumption represents the rate of return on plan assets reflecting the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the benefit obligation.  The assumption has been determined by reflecting expectations regarding future rates of return for the investment portfolio, with consideration given to the distribution of investments by asset class and historic rates of return for each individual asset class.

Asset management objectives include maintaining an adequate level of diversification to reduce interest rate and market risk while also providing adequate liquidity to meet benefit payment requirements.

	Dec. 29, 2012	Dec. 31, 2011	Allocation
Asset Category	2012	2011	2012	2011
Equities:
U.S. large cap	$2,217	$2,077	46%	46%
U.S. mid cap	467	444	7	7
U.S. small cap	207	189	4	4
International developed	395	345	13	13
Emerging markets	288	253	5	5
Total equities	3,574	3,308	75	75
Fixed income:
Investment grade taxable	336	285	13	13
International developed bonds	18	18	1	1
Global high yield taxable	61	58	2	2
Total fixed income	415	361	16	16
Real estate:
Public reits	156	127	6	6
Tangible assets:
Commodities	166	191	3	3
Cash	161	113	0	0
Total	$4,472	$4,100	100%	100%

Under the fair value hierarchy of FASB ASC 820, the Company has classified the Plan’s assets as Level 1, since the inputs associated with the fair value determination utilize quoted prices in active markets for identical assets.

Cash Flows

Contributions

The expected employer contribution for 2013 is $387.

Estimated Future Benefit Payments

The following benefit payments are expected to be paid:

2013	$490
2014	491
2015	479
2016	471
2017	460
Years 2018 –2022	2,330

The Company maintains a defined contribution plan known as the EDAC Technologies Corporation 401(k) Retirement Plan.  All employees who have completed at least three consecutive months of service and are age eighteen or older are eligible to participate. For 2012, the Company provided a matching contribution of 25% up to a maximum of $1,000. In 2011, the Company did not provide matching contributions.

NOTE 11 - INCOME TAXES	12 Months Ended
Dec. 29, 2012
Income Tax Disclosure [Text Block]
NOTE 11 – INCOME TAXES

	2012	2011

Current provision	$2,893	$1,302
Deferred provision	299	527

Total provision for income taxes	$3,192	$1,829

The following table reconciles the expected federal tax provision applied to pre-tax income based on the federal statutory tax rate of 34% to the actual tax provision:

	2012	2011

Income before income taxes	$9,063	$5,379

Income tax provision at Federal statutory rate	$3,081	$1,829

State income taxes	171	39
Other	(60)	(39)

Total income tax provision	$3,192	$1,829

The tax effect of temporary differences giving rise to the Company’s deferred tax assets and liabilities are as follows:

	2012	2011
Deferred tax assets:
Allowance for uncollectible accounts receivable	$144	$103
Employee compensation and amounts withheld	310	292
Accrued expenses	516	505
Unicap and inventory reserves	912	940
State tax credits	19	110
Interest rate swap (in equity)	145	91
Pension liability (in equity)	1,499	1,371
Goodwill	138	414
Total deferred tax assets	3,683	3,826

Deferred tax liabilities:
Property, plant and equipment	8,066	6,518
Intangibles	443	-
Pension	399	347
Total deferred tax liabilities	8,908	6,865

Net deferred tax liabilities	$(5,225)	$(3,039)

Reflected in consolidated balance sheets as:
Net current deferred tax asset	$1,901	$1,951
Net long-term deferred tax liability	(7,126)	(4,990)
	$(5,225)	$(3,039)

The Company will only recognize a deferred tax asset when, based upon available evidence, realization is more likely than not.  For the years ended December 29, 2012 and December 31, 2011, the Company has concluded that the total deferred tax assets are recoverable.

Under FASB ASC 740-10, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position.  The Company has determined that it has no uncertain tax positions.

On September 12, 2011, The Internal Revenue Service completed its examination of the Company’s 2009 tax return, making no change in the Company’s reported tax.  The Company’s subsequent years’ returns are subject to examination by federal taxing authorities.

The Company has open tax years from 2008 – 2011 with various tax jurisdictions.  The statute of limitations for Connecticut tax returns is closed for all tax years prior to 2008, due to utilization of credit carryforwards.

The Company's policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.  There was no accrued interest or penalties associated with any recognized tax benefits, nor was any interest expense recognized during the year.

The Company also has approximately $28 of state tax credit carryforwards relating to property taxes paid on electronic data processing equipment (‘EDP”), training expenses, and capital investments available for use on the 2013 Connecticut tax return.  The EDP credit carryforward will begin to expire if they are not utilized over the next five years.

NOTE 12 - COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 29, 2012
Commitments and Contingencies Disclosure [Text Block]
NOTE 12 – COMMITMENTS AND CONTINGENCIES

Purchase Commitments

The Company has purchase commitments for two machines totaling $2,211.

Operating Leases

Lease expense under operating leases was $515 and $409 for 2012 and 2011, respectively.  Minimum rental commitments as of December 29, 2012 for noncancelable operating leases with an initial or remaining term of one year or more are as follows: 2013--$450; 2014--$365; 2015--$321; 2016--$159; 2017--$4 and thereafter--$59.

Contingent Consideration

A portion of the purchase price of the Company’s 2012 acquisition of Smith Renaud will be paid as contingent consideration.  See Note 3 for a description of contingent consideration liabilities and for an estimate of the fair values of those liabilities and a description of how they were estimated.

The Company may be subject to litigation in the normal course of business.

NOTE 13 - SEGMENT INFORMATION	12 Months Ended
Dec. 29, 2012
Segment Reporting Disclosure [Text Block]
NOTE 13 – SEGMENT INFORMATION

The Company has organized its business operations into two reportable segments, Aerospace and Industrial.  The segments are determined based on the management of the segments: products, production processes and types of customers.  The Company’s chief operating decision maker evaluated performance and allocates resources based on segment net sales and segment income from operations.  Income from operations for each segment includes selling, general and administrative expenses directly attributable to each segment.  Certain of the Company’s indirect overhead costs, which include corporate selling, general and administrative expenses are allocated among the segments based upon an estimate of costs associated with each segment.  Assets allocated to each segment are based upon specific identification of such assets which include accounts receivable, inventories, fixed assets and certain other assets.

The Aerospace segment produces rotating components, such as disks, rings and shafts, low pressure turbine cases, hubs, rings, disks and other complex, close tolerance components for all major aircraft engine and ground turbine manufacturers. It is also is engaged in precision machining for the maintenance and repair of selected components in the aircraft engine industry. With the addition of EBTEC acquired in June 2012, this segment added electron beam welding, laser welding, cutting and drilling capabilities.

The Industrial segment designs and manufactures highly sophisticated fixtures, precision gauges for composite parts, specialized machinery, all types of precision rolling element bearing spindles including hydrostatic and other precision rotary devices and manufactures and services precision grinders.

Segment information for 2012 and 2011 is as follows:

	Net Sales		Income From Operations
Segment	2012	2011	2012	2011
Aerospace	$75,282	$57,918	$6,466	$4,093
Industrial	31,186	28,715	3,686	2,293
Consolidated	$106,468	$86,633	$10,152	$6,386

	Assets		Income Before Income Taxes
	2012	2011	2012	2011
Aerospace	$79,300	$52,262	$5,499	$3,420
Industrial	22,822	13,791	3,564	1,959
Consolidated	$102,122	$66,053	$9,063	$5,379

	Capital Expenditures		Depreciation and Amortization
	2012	2011	2012	2011
Aerospace	$10,587	$2,466	$2,819	$2,256
Industrial	3,587	1,246	870	655
Consolidated	$14,174	$3,712	$3,689	$2,911

	Interest Expense
	2012	2011
Aerospace	$919	$811
Industrial	298	204
Consolidated	$1,217	$1,015

NOTE 14 - QUARTERLY DATA (Unaudited)	12 Months Ended
Dec. 29, 2012
Quarterly Financial Information [Text Block]
NOTE 14 – QUARTERLY DATA (Unaudited)

Following is selected quarterly data for 2012 and 2011.  All quarterly information was obtained from unaudited consolidated financial statements not otherwise contained herein.  The unaudited results for any quarter are not necessarily indicative of the results for any future period.

2012	1st quarter	2nd quarter	3rd quarter	4th quarter
Sales	$24,030	$26,544	$27,455	$28,439
Gross profit	4,357	5,246	5,814	5,478
Income from operations	2,109	2,484	2,974	2,585
Net income	1,255	1,442	1,664	1,510

Basic income per common share	$0.25	$0.28	$0.32	$0.29
Diluted income per common share	$0.23	$0.26	$0.29	$0.26

2011	1st quarter	2nd quarter	3rd quarter	4th quarter
Sales	$20,199	$21,880	$21,841	$22,713
Gross profit	2,809	3,631	3,877	4,060
Income from operations	864	1,728	1,761	2,033
Net income	408	977	1,012	1,153

Basic income per common share	$0.08	$0.20	$0.20	$0.23
Diluted income per common share	$0.08	$0.19	$0.19	$0.21

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 29, 2012
Consolidation, Policy [Policy Text Block]	Principles of Consolidation: All significant intercompany transactions and balances have been eliminated in the consolidated financial statements.
Fiscal Period, Policy [Policy Text Block]
Fiscal Year:

The Company’s fiscal year is a 52 or 53-week period ending on the Saturday closest to December 31. Fiscal years 2012 and 2011 were 52-week years that ended on December 29, 2012 and December 31, 2011, respectively.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain of the amounts and disclosures reflected in the consolidated financial statements.  Estimates are used when accounting for certain items such as the net realizable value of inventory, allowances for doubtful accounts and the recovery of deferred tax assets; determining the useful lives of property, plant and equipment and intangible assets; determining pension plan benefit obligations and assumptions pertaining to share-based compensation and business combinations.  Estimates are based on historical experience, where applicable, and assumptions that we believe are reasonable under the circumstances.  Due to the inherent uncertainty involved with such estimates, actual results may differ from those estimates, and such differences may be material to the financial statements.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Risk:

The Company’s financial instruments that are subject to concentrations of credit risk consist of cash and accounts receivable.

The Company places its cash deposits with a high credit quality financial institution.  Bank deposits may at times be in excess of the federal depository insurance limit.

Sales to United Technologies Corporation for 2012 and 2011 amounted to 35% and 34%, respectively, of the Company’s sales.  Sales to MTU Aero Engines for 2012 and 2011 amounted to 10% and 12%, respectively, of the Company’s sales.  The Company’s international sales for 2012 and 2011 amounted to 25%, and 31%, respectively, of the Company’s sales.  At December 29, 2012 the Company had $9,100 or 39%, and $1,859 or 8% of its accounts receivable due from United Technologies Corporation and MTU Aero Engines, respectively.  At December 31, 2011 the Company had $8,146 or 45%, and $2,032 or 11% of its accounts receivable due from United Technologies Corporation and MTU Aero Engines, respectively.  The Company reviews a customer’s credit history before extending credit and typically does not require collateral.  The Company establishes an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information.  Such losses have been within management’s expectations.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents:

The Company defines cash equivalents as highly liquid instruments with maturities of three months or less at the time of purchase.  The Company had no cash equivalents at December 29, 2012 and December 31, 2011.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition:

Sales are recorded when all criteria for revenue recognition have been satisfied, which is generally when goods are shipped to the Company’s customers.  Product revenue is recognized in the period when persuasive evidence of an arrangement with a customer exists, the products are shipped and title has transferred to the customer, the price is fixed or determined and collection is probable.  The Company defers revenue recognition on certain product shipments until customer acceptance, including inspection and installation requirements, as defined, are achieved.  The Company has entered into long-term contracts with certain customers.  The Company evaluates revenue arrangements with potential multi-element deliverables to determine if there is more than one unit of accounting. A deliverable constitutes a separate unit of accounting when it has standalone value and there are no customer-negotiated refund or return rights for the undelivered elements. The selling price for each deliverable is based on vendor-specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”) if VSOE is not available, or best estimate of selling price (“BESP”) if neither VSOE or TPE is available.

The Company enters into arrangements containing multiple elements which may include a combination of tooling, and production units. The Company has determined that the tooling and the production units represent one unit of accounting, based on an assessment of the respective standalone value. When possible, revenue is allocated to the elements based on VSOE or TPE for each element. For arrangements where VSOE or TPE cannot be established, the Company uses BESP for the allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would typically transact a standalone sale of the product or service. BESP is determined by considering a number of factors including the Company’s pricing policies, internal costs and gross margin objectives, current market conditions, information gathered from experience in customer negotiations and the competitive landscape. The Company defers revenue recognition for the tooling until completion of the final shipment. Recognition generally takes place within six to twenty four months of the initiation of the arrangement. Revenue for the production units is recognized upon shipment, as for product revenue summarized above. The Company follows all of the requirements of accounting principles generally accepted in the United States of America with regards to bill and hold transactions.  During each of the years ended December 29, 2012 and December 31, 2011, the Company sold approximately $5,000 worth of product to its customers under bill and hold transactions.  The Company’s bill and hold arrangements are almost entirely with one large overseas customer who is delivering the parts on one jet engine program to a customer in the United States.  For all requested bill and hold arrangements, we make an evaluation as to whether the bill and hold arrangement qualifies for revenue recognition as follows:

•
The risks of ownership have passed to the customer.  The customer must provide a signed letter upon which the customer specifically states and acknowledges that the risks of ownership have passed to the customer.  If the arrangement qualifies as a bill and hold arrangement and it is granted, the customer’s property is segregated and considered covered under the Company’s insurance policy as “property of others”.

•	The customer has made a fixed commitment to purchase in written documentation. All customers’ orders are through firm written purchase orders.

•
The customer requests that the transaction be on a bill and hold basis.  A customer must initiate the request for any bill and hold arrangement.  Upon a request for a bill and hold, the Company requires a signed letter from the customer upon which the customer specifically requests the bill and hold arrangement. Upon receipt of the letter, the Company begins its evaluation process to determine whether a bill and hold arrangement can be granted.

•
The customer has a substantial business purpose for the request.  The Company receives a signed letter from the customer upon which the customer specifically requests the bill and hold arrangement and states a substantial business purpose for doing so.

•
There is a fixed schedule for delivery which is reasonable and consistent with the customer’s business purpose.  The customer provides instructions containing delivery schedules and instructions which appear to be reasonable and consistent with the customer’s business purpose.  Actual shipping dates have been consistent with customer instructions.

•
There are no further performance obligations. Internally, the Company determines by a review of the job and review with a project manager as to whether the goods are complete.  Additionally, the customer’s letter acknowledges that there are no further performance obligations.

•
The goods are segregated from other inventory and are not available to fill any other customers’ orders.  All goods are manufactured to a customer’s order and accordingly each piece or “lot” is accompanied by paperwork (a routing sheet) that identifies the piece to a particular customer order and in some cases, by serial numbers on each part.  Once a bill and hold arrangement is granted, the goods are physically segregated, with the accompanying routing sheets, from other parts.  Also, the Company’s goods are made to customers’ or their customer’s specifications and could not be sold to others.

•
The product is complete and ready for shipment. The earnings process is complete.  An internal evaluation is made as to whether the product is complete and ready for shipment. This involves a review of the purchase order and a completed inspection process by the Company’s quality control department.

•
The date is determined by which the seller expects payment and the seller has not modified its normal billing and credit terms for this buyer.  No modification is made to the billing and credit terms for bill and hold arrangements.  Credit terms are established with each customer.  Payment is expected as if the goods had been shipped.  Payment terms are confirmed with the customers and payment is expected according to normal terms for that customer.  The credit terms granted for a customer’s bill and hold arrangement are no different than that customer’s normal terms.

•
The seller’s past experience with and pattern of bill and hold transactions is considered.  The Company has a long history of bill and hold transactions.  The Company’s past experiences with bill and hold transactions are consistent with the Company’s current practices and experiences.

•
The buyer has the expected risk of loss in the event of a decline in the market value of goods.  All goods are made to firm purchase orders with fixed prices.  Any decline in value would not affect the pricing of the goods.  The Company has not at any point, agreed to a price reduction on a bill and hold arrangement.

•
Extended procedures are necessary in order to assure that there are no exceptions to the buyer’s commitment to accept and pay for the goods sold (i.e., that the business reasons for the bill and hold have not introduced a contingency to the buyer’s commitment).  The Company evaluates the customer’s commitment to accept and pay for the goods upon a request for a bill and hold arrangement. The Company evaluates their customer’s financial condition on a regular basis along with the business reasons for any buyer’s request for bill and hold arrangements.

Receivables, Policy [Policy Text Block]
Accounts receivable:

Accounts receivable are recorded at the aggregate unpaid amount less any allowance for doubtful accounts. The allowance is based on historical bad debt experience and the specific identification of accounts deemed uncollectible. The Company determines an account receivable’s delinquency status based on its contractual terms. Interest is not charged on outstanding balances. Accounts are written-off only when all methods of recovery have been exhausted. The Company controls credit risk through initial credit evaluations and approvals, credit limits, and monitoring procedures. The Company performs ongoing credit evaluations of customers, but does not require collateral to secure accounts receivable.

Sales Tax, [Policy Text Block]	Taxes Collected from Customers: Sales taxes collected from customers are not considered revenue and are included in accrued expenses until remitted to the taxing authorities.
Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and Handling Costs:

Outbound shipping and handling costs are included in cost of sales in the accompanying consolidated statements of comprehensive income. These costs were $893 and $983 for the years ended December 29, 2012 and December 31, 2011, respectively.

Derivatives, Policy [Policy Text Block]
Derivatives:

Derivatives are recorded at their fair value as of the balance sheet date. If a derivative qualifies for “hedge accounting” under accounting principles generally accepted in the United States of America (“U.S. GAAP”) and has been designated as a hedge. The Company records the “effectively hedged” portion, as defined by U.S. GAAP, of changes in such derivatives’ fair value in accumulated other comprehensive loss, which is a component of our stockholders’ equity. The Company records (i) ineffectively hedged portions of such changes in fair value or (ii) changes in the fair value of derivatives not designated as a hedge in our consolidated statement of income in the period the change occurred.

On the consolidated statements of cash flows, cash flows from derivative instruments accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged.

Inventory, Policy [Policy Text Block]
Inventories:

Inventories are stated at the lower of cost (first-in, first-out method) or net realizable value. Fixed production overhead is allocated to the inventory cost per unit based on the normal capacity of the production facilities.  Abnormal production costs including fixed cost variances from normal production capacity, if any, are charged to cost of sales in the period incurred.  Provisions for slow moving and obsolete inventory are provided based on historical experience and product demand.  As of December 29, 2012 and December 31, 2011, inventories consist of the following:

	December 29, 2012	December 31, 2011

Raw materials	$2,450	$2,865
Work-in-progress	19,008	15,185
Finished goods	2,492	2,185
	$23,950	$20,235

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-Lived Assets:

Property, plant and equipment are carried at cost less accumulated depreciation.  Depreciation is computed under the straight-line method over the estimated useful lives of three to twelve years for machinery and equipment and 25 years for buildings and improvements.  Long-lived assets, such property, plant and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Such reviews are based on a comparison of the asset’s undiscounted cash flows to the recorded carrying value for the asset. If the asset’s recorded carrying value exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset, the asset is written-down to its estimated fair value.  Impairment charges, if any, are recorded in the period in which the impairment is determined. In the event of an impairment charge, the identifiable assets’ post-impairment carrying value will continue to be amortized or depreciated over their useful lives and be reviewed periodically for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.  No event has occurred that would suggest any impact on the value of long-lived assets.  Depreciation expense was $3,630 and $2,861 for the fiscal years ended 2012 and 2011, respectively.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangible Assets:

Intangible assets are amortized over their estimated useful lives.  Costs associated with renewing or extending the terms associated with intangible assets such as trademarks, tradenames and domain names are expensed as incurred.  Costs to third parties that are related to internally developing or successfully defending an intangible asset are capitalized as part of the intangible asset developed or defended and amortized over that asset’s useful life. The useful lives used for amortization of intangible assets are as follows:

Useful life
Purchased customer relationships	10 years (1)

(1)	Customer relationships are deemed to have a 10 year life based on EBTEC’s retention history.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill and Other Indefinite Lived Assets:

Goodwill represents costs in excess of fair values assigned to the assets acquired and liabilities assumed of the acquired businesses. Goodwill and certain intangible assets, such as trademarks and tradenames, deemed to have indefinite lives are not amortized. Goodwill and indefinite-lived intangible assets are subject to annual impairment testing at the reporting unit level,as of June 1 and, if conditions warrant, interim reviews using the guidance and criteria described in the Intangibles – Goodwill and Other Topic of the FASB ASC 350 and 360. This testing compares carrying values to fair values and, when appropriate, the carrying value of these assets is reduced to fair value.  Impairment charges, if any, are recorded in the period in which the impairment is determined.

Income Tax, Policy [Policy Text Block]
Income Taxes:

Deferred tax assets or liabilities are computed based on the difference between financial reporting and income tax bases of assets and liabilities using the enacted marginal tax rates that are expected to be in effect when the temporary differences are expected to reverse.  Additionally, deferred tax assets and liabilities are separated into current and non-current amounts based on the classification of the related assets and liabilities for financial reporting purposes or the expected reversal.  Deferred income tax expenses or benefits are based on the changes in the deferred tax assets and liabilities from period-to-period.

The Company will only recognize a deferred tax asset when, based upon available evidence, realization is “more-likely-than-not”.  In making this determination, the Company has considered both available positive and negative evidence including, but not limited to, cumulative losses in recent years, future taxable income and prudent and feasible tax planning strategies.  At present, the Company has concluded that it is more likely than not that the Company will realize all of its deferred tax assets.  Valuation allowances related to deferred tax assets can also be impacted by changes to tax laws, changes to statutory tax rates and future taxable income levels. In the event the Company were to determine that it would not be able to realize all or a portion of its deferred tax assets in the future, it would record a valuation allowance through a charge to income in the period in which that determination is made.

The provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740-10 address the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements.  The Company may recognize the tax benefit from an uncertain tax position only if it is more-likely-than-not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position.  The Company has determined that it has no uncertain tax positions.  Additionally, the Company accrues interest and penalties, if any, related to unrecognized tax benefits as a component of income tax expense.

Earnings Per Share, Policy [Policy Text Block]
Net Income Per Share:

Basic earnings per common share is based on the average number of common shares outstanding during the year.  Diluted earnings per common share assumes, in addition to the above, a dilutive effect of common share equivalents during the year.  Common share equivalents represent dilutive stock options using the treasury method, which results in the inclusion of common shares in an amount less than the options exercised.  The number of shares used in the earnings per common share computation for fiscal 2012 and 2011 are as follows:

Basic:	2012	2011
Net income	$5,871	$3,550
Weighted average common shares outstanding	5,174	4,959
Basic income per common share	$1.13	$0.72

Diluted:
Weighted average common shares outstanding	5,174	4,959
Dilutive effect of stock options	472	278
Weighted average common shares diluted	5,646	5,237
Diluted income per share	$1.04	$0.68
Anti–dilutive options excluded (1)	12	168

(1)	Anti-dilutive because exercise price exceeds average trading price for the period.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (Loss):

Comprehensive income (loss) consists of net income (loss) and other gains and losses affecting shareholders’ equity that, under accounting principles generally accepted in the United States of America, are excluded from net income (loss).  For the Company, comprehensive income (loss) consists of gains and losses related to the Company’s defined benefit pension plan and unrealized losses on established cash flow hedges.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation:

The Company accounts for share-based compensation in accordance with FASB ASC Topic 718, Compensation – Stock Compensation, which establishes accounting for equity instruments exchanged for employee services.  Accordingly, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the employee’s requisite service period (generally the vesting period of the equity grant). The majority of the Company’s share-based compensation arrangements vest over three years.  The Company expenses its share-based compensation under the straight-line method.

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of stock option awards.  The Company uses the simplified method for purposes of determining the expected life of option grants due to a lack of adequate historical exercise data providing a reasonable basis upon which to estimate the expected life.  On December 2, 2007, the Company changed the terms of its prospective stock option grants from 10 years to 5 years.  Further, options granted on December 2, 2007, were out-of-the-money until a just year before expiration making these options unreliable as historical exercise data.  Options next granted in December 2008, became fully vested in December 2011 and will not expire until December 2013.  Therefore, the Company continues to believe that at December 29, 2013, it does not have adequate historic information to properly estimate the expected life of stock options and as such, it believes that the use of the simplified method in 2012 remained appropriate. The simplified method calculates an estimated life of 3.5 years for option grants with terms of 5 years.  For future stock option grants, the Company will reevaluate whether it then has sufficient history to estimate expected life and if so will use its historical data to calculate the expected life.

Segment Reporting, Policy [Policy Text Block]
Segment Information:

The Company follows the provisions of ASC 280, Segment Reporting, which establishes standards for the way public business enterprises report information and operating segments in annual financial statements and requires reporting of selected information in financial reports.  The Company’s operations for the periods presented herein are classified in two segments, Aerospace and Industrial.  The segments are determined based on the management of the businesses by the Company’s Chief Operating Decision Maker (see Note 13).

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Pension:

The Company accounts for postemployment benefits in accordance with FASB ASC Topic 715, Compensation-Retirement Benefits.  The Company recognizes the overfunded or underfunded status of the Company’s defined benefit pension plan.  Actuarial gains and losses, prior service costs or credits, and any remaining transition assets or obligations that have not been recognized under previous accounting standards are recognized in accumulated other comprehensive income, net of tax effects, until they are amortized as a component of net periodic benefit cost. The Company uses its fiscal year-end as the measurement date for its pension plan assets and the benefit obligation.  In 1993, the Company elected to curtail the Plan.  See Note 10.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements:

The Company accounts for certain financial assets at fair value, defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use when pricing an asset or liability. A three-level hierarchy is used to show the extent and levels used to estimate fair value measurement.

Level 1  Inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 2   Inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals.

Level 3  Inputs are unobservable inputs for the asset or liability, which is typically based on an entity’s own assumptions, as there is little, if any, related market activity.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Business Combinations Policy [Policy Text Block]
Business Combinations:

The Company uses the “acquisition method” to account for all business combinations. All acquisitions are reviewed to determine if they constitute a “business” under U.S. GAAP. All identifiable assets and liabilities of an acquired business are recorded at their fair values as of the date we obtain control of the business. The fair values of identifiable assets and liabilities are estimated using a variety of approaches allowed under U.S. GAAP, including appraisals and present value techniques. Any excess of the consideration paid to acquire the business over the fair values of the acquired and identifiable tangible and intangible assets and liabilities is recorded as goodwill.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements:

The FASB has issued Accounting Standards Update (ASU) No. 2012-02, Intangibles--Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU states that an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Codification Subtopic 350-30, Intangibles--Goodwill and Other, General Intangibles Other than Goodwill. The amendments in this ASU are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.

The Company will be adopting new accounting guidance related to disclosures about offsetting assets and liabilities beginning December 30, 2012. The new accounting guidance amends ASC 210, Balance Sheet, to converge the presentation of offsetting assets and liabilities between U.S. GAAP and International Financial Reporting Standards (“IFRS”) and requires entities disclose both gross information and new information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption of this new guidance will require additional disclosures related to offsetting assets and liabilities, if any, but will not materially impact the Company’s financial position or results of operations.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Inventory, Current [Table Text Block]
As of December 29, 2012 and December 31, 2011, inventories consist of the following:

	December 29, 2012	December 31, 2011

Raw materials	$2,450	$2,865
Work-in-progress	19,008	15,185
Finished goods	2,492	2,185
	$23,950	$20,235

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The number of shares used in the earnings per common share computation for fiscal 2012 and 2011 are as follows:

Basic:	2012	2011
Net income	$5,871	$3,550
Weighted average common shares outstanding	5,174	4,959
Basic income per common share	$1.13	$0.72

Diluted:
Weighted average common shares outstanding	5,174	4,959
Dilutive effect of stock options	472	278
Weighted average common shares diluted	5,646	5,237
Diluted income per share	$1.04	$0.68
Anti–dilutive options excluded (1)	12	168
(1)	Anti-dilutive because exercise price exceeds average trading price for the period.

NOTE 3 - ACQUISITIONS (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Purchase Price Allocation [Table Text Block]
Fair values are as follows:

Cash	$217
Accounts receivable	2,075
Inventories	1,100
Prepaid expenses	146
Deferred tax asset	167
Property, plant and equipment	6,202
Intangible assets	1,175
Goodwill (1)	3,566
Accounts payable and accrued expenses	(1,582)
Deferred tax liabilities	(2,174)
$10,892
Inventories	$130
Property, plant and equipment	496
Intangible assets	110
Accrued expenses	(51)
$685
(1) Because this was an acquisition of stock, goodwill will not be deductible for tax purposes.  Goodwill resulted from this transaction because we believe EBTEC augments the Company’s position in the aerospace market and will allow it to more effectively manage portions of its production process previously outsourced.

Business Acquisition, Pro Forma Information [Table Text Block]
The following pro forma consolidated financial information for the fiscal years ended December 29, 2012 and December 31, 2011, as though the acquisitions had been completed at the beginning of the respective periods.

	December 29, 2012	December 31, 2011
Sales	$113,621	$100,700
Net income	6,314	4,302
Basic income per share	$1.20	$0.82
Diluted income per share	$1.10	$0.78

NOTE 4 - FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities itemized below were measured at fair value on a recurring basis at December 29, 2012:

	Level 1
	Quoted
	Prices in
	Active	Level 2
	Markets	Significant	Level 3	Assets/
	for	Other	Significant	(Liabilities)
	Identical	Observable	Unobservable	At Fair
	Assets	Inputs	Inputs	Value
Interest rate swaps (see Note 9) (1)	—	$(400)		$(400)

Contingent consideration (see Note 3) (2)	—		$(359)	(359)
	$—	$(400)	$(359)	$(759)
Level 1
Quoted
Prices in
Active
	Markets	Level 2	Level 3	Assets/
	for	Significant	Significant	(Liabilities)
	Identical	Other	Unobservable	At Fair
	Assets	Observable	Inputs	Value
Interest rate swaps	$—	$(250)	$—	$(250)
(1)
The fair values of the swaps are determined by discounting the estimated cash flows to be received and paid due to the swaps over the swap’s contractual lives using an estimated risk-free interest rate for each swap settlement date (an income approach).

(2)
The contingent consideration liabilities’ fair value is determined by calculating the present value of the estimated liability that is expected to be paid in the future (an income approach). We estimated the undiscounted liability we expect to pay in the future by developing various hypothetical scenarios in which the consideration could be earned and weighting those scenarios based on our expectations that those scenarios will actually occur.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The table below presents reconciliations for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 29, 2012 and December 31, 2011:

	Year Ended December
	2012	2011
Contingent consideration:
Balance at the beginning of period	$—	$—
Initial recognition of the liabilities	(359)	—
Unrealized gains (losses) in earnings (1)	—	—
Balance at the end of period	$(359)	$—
(1)	Recorded in other income, net on our consolidated statement of income.

NOTE 5 - INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets as of December 29, 2012 consist of the following:

	Cost	Accumulated Amortization	Net Book Value
Purchased customer relationships(1)	$706	$65	$641

(1)	Acquired in the EBTEC and Smith Renaud acquisitions. Customer relationships are amortized on a straight-line basis over 10 years.

NOTE 6 - GOODWILL AND INDEFINITE LIVED INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Intangible Assets and Goodwill [Table Text Block]	The Company’s indefinite lived assets are as follows:
Aerospace segment:
Goodwill	$3,566
Trademarks and trade name	578

NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option grant was estimated on the grant date using the Black-Scholes option-pricing model with the following assumptions:

	Fiscal Year Ended			Fiscal Year Ended
	December 29, 2012			December 31, 2011
Expected option term (1)			3.5 years			3.5 years
Expected volatility factor (2)	54.8%	-	67.9%	62.7%	-	67.9%
Risk-free interest rate (3)	0.02%	-	0.15%	0.02%	-	0.15%
Expected annual dividend yield			0%			0%
(1)	The expected option term was determined using the simplified method for estimating expected option life, which qualify as “plain-vanilla” options.
(2)
The stock volatility for each grant is measured using the weighted average of historical monthly price changes of the Company’s common stock over the most recent period equal to the expected option term of the grant, adjusted for activity which is not expected to occur in the future.

(3)	The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the time of grant.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company's stock option plans as of December 29, 2012 and December 31, 2011, and changes during the years then ended is presented below:

	December 29, 2012		December 31, 2011
		Weighted-		Weighted-
		Average		Average
	Options	Exercise	Options	Exercise
		Price		Price
Outstanding at beginning of year	779,222	$4.75	867,518	$4.34
Granted	299,086	11.68	85,269	5.18
Exercised	(203,936)	8.04	(146,898)	2.27
Expired/Forfeited	(3,666)	4.38	(26,667)	6.33
Outstanding at end of year	870,706	$6.35	779,222	$4.75

Options exercisable at year-end	551,214	$3.75	607,224	$4.90
Weighted-average fair value of options granted during the year	$4.76		$2.36

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
The following table summarizes information about stock options outstanding at December 29, 2012:

	Options Outstanding			Options Exercisable
		Weighted-Average	Weighted-	Number	Weighted-Average	Weighted-
	Number Outstanding	Remaining	Average	Exercisable	Remaining	Average
Exercise Price	At	Contractual	Exercise	At	Contractual	Exercise
Range	12/29/2012	Life (years)	Price	12/29/2012	Life (years)	Price
$1.10 to $3.00	130,667	1.69	$2.30	130,667	1.69	$2.30
$3.01 to $4.00	364,533	2.05	3.67	364,533	2.05	3.67
$4.01 to $8.00	76,156	3.53	5.23	38,164	3.46	5.06
$8.01 to $12.00	65,708	4.09	9.48	3,708	4.23	11.24
$12.01 to $14.04	233,642	4.86	12.30	14,142	4.42	13.70
$1.10 to $14.04	870,706	3.03	$3.03	551,214	2.14	$3.75

Schedule of Stock Options Roll Forward [Table Text Block]
The following table summarizes the status of the Company’s non-vested options since January 1, 2011:

	Non-Vested Options
		Weighted
	Number of	Average
	Options	Fair Value
Non-vested at January 1, 2011	278,000	$1.59
Granted	85,269	2.36
Vested	(181,271)	1.62
Forfeited	(10,000)	1.11
Non-vested at December 31, 2011	171,998	1.95
Granted	299,086	4.76
Vested	(149,260)	2.27
Forfeited	(2,332)	2.25
Non-vested at December 29, 2012	319,492	$4.43

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
The following table summarizes the status of the Company’s non-vested restricted shares since January 1, 2011:

	Non-Vested Restricted Shares
		Weighted
		Average
	Number of	Fair Value at
	Options	Grant Date
Non-vested at January 1, 2011	-	$-
Granted	25,000	5.26
Vested	-	-
Forfeited	-	-
Non-vested at December 31, 2011	25,000	5.26
Granted	25,000	9.94
Vested	(8,336)	5.26
Forfeited	-	-
Non-vested at December 29, 2012	41,664	$8.07

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The following table presents share-based compensation expense for continuing operations included in the Company’s consolidated statements of income.

	Fiscal Year Ended	Fiscal Year Ended
	December 29, 2012	December 31, 2011
Selling, general and administrative:
Share-based compensation expense before tax	$532	$339
Income tax benefit	181	115
Net share-based compensation expense	$351	$224

NOTE 8 - FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Debt [Table Text Block]
Long-term debt consists of the following:

Long-term debt consists of the following:

	December 29, 2012	December 31, 2011
Mortgage TD Bank - Cheshire	$6,540	-
Mortgage TD Bank - Plainville	2,120	-
Term note TD Bank	2,352	$2,954
Mortgage TD Bank - Newington	2,400	2,473
Mortgage Farmington Savings - New Britain Ave.	1,189	1,301
Mortgage TD Bank - Spring Lane	1,175	1,246
Term note TD Bank - EBTEC	3,383	-
Mortgage TD Bank - EBTEC	883	-
Term note TD Bank	3,799	4,751
Term note TD Bank	1,228	1,663
Term note TD Bank	-	207
Equipment line of credit (reflected as term note)	4,700	-
	29,769	14,595
Less - current (1)	(5,701)	(2,450)
	$24,068	$12,145
(1)	Includes the $2,120 mortgage on the Plainville facility which is due in full upon the earlier of the sale of the facility or July 31, 2013.

Schedule of Maturities of Long-term Debt [Table Text Block]	Aggregate annual maturities of long-term debt for the five year period subsequent to December 29, 2012, are as follows:
2013	$5,701
2014	5,444
2015	3,644
2016	2,992
2017	2,629
thereafter	9,359

NOTE 9 - INTEREST RATE SWAPS (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]
The following sets forth the changes recognized for the years ending December 29, 2012 and December 31, 2011:

			Other
	Derivative	Deferred	Comprehensive
	Liability	Taxes	Loss
Balance, January 1, 2011	$278	$101	$177
Derivative gain	(28)	(10)	(18)
Balance, December 31, 2011	250	91	159
Derivative loss	150	54	96
Balance, December 29, 2012	$400	$145	$255

NOTE 10 - PENSION PLANS (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Changes in Accumulated Postemployment Benefit Obligations [Table Text Block]
The following tables set forth the changes in benefit obligations and plan assets, and reconciles amounts recognized in the Company’s consolidated balance sheets:

Change in Benefit Obligation:	2012	2011
Benefit obligation at beginning of year	$6,877	$6,336
Interest cost	298	320
Actuarial loss	770	690
Benefits paid	(477)	(469)
Benefit obligation at end of year	7,468	6,877

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The following tables set forth the changes in benefit obligations and plan assets, and reconciles amounts recognized in the Company’s consolidated balance sheets:

Change in Plan Assets:
Fair value of plan assets at beginning of year	4,100	4,530
Actual return (loss) on plan assets	563	(96)
Employer contributions	307	153
Expenses	(21)	(18)
Benefits paid	(477)	(469)
Fair value of plan assets at end of year	4,472	4,100

Unfunded status	$(2,996)	$(2,777)

Amounts recognized in the consolidated balance sheets consist of:
Accrued expense - current	$(355)	$(308)
Other liabilities - long term	(2,641)	(2,469)
	$(2,996)	$(2,777)

Amounts recognized in accumulated other comprehensive income consist of:
Net loss	$(4,126)	$(3,773)

Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$7,468	$6,877
Accumulated benefit obligation	7,468	6,877
Fair value of plan assets	4,472	4,100

Schedule of Net Benefit Costs [Table Text Block]
The following tables set forth the changes in benefit obligations and plan assets, and reconciles amounts recognized in the Company’s consolidated balance sheets:

Components of Net Periodic Benefit Cost:
Interest cost	$298	$320
Service cost	20	25
Expected return on plan assets	(283)	(308)
Amortization of net loss	138	101
Net periodic benefit cost	173	138

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Current year net loss	491	1,087
Amortization of loss	(138)	(101)
Total recognized in other comprehensive income	353	986
Total recognized in net periodic benefit cost and other comprehensive income	$526	$1,124

Schedule of Assumptions Used [Table Text Block]
The estimated amount of net loss that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2013 is $153.

Discount rate	3.50%	4.50%
Rate of compensation increase	n/a	n/a

Weighted-average assumptions used to determine net benefit cost:
Discount rate	4.50%	5.25%
Rate of compensation increase	n/a	n/a
Expected return on plan assets	7.00%	7.00%

Schedule of Allocation of Plan Assets [Table Text Block]
Asset management objectives include maintaining an adequate level of diversification to reduce interest rate and market risk while also providing adequate liquidity to meet benefit payment requirements.

	Dec. 29, 2012	Dec. 31, 2011	Allocation
Asset Category	2012	2011	2012	2011
Equities:
U.S. large cap	$2,217	$2,077	46%	46%
U.S. mid cap	467	444	7	7
U.S. small cap	207	189	4	4
International developed	395	345	13	13
Emerging markets	288	253	5	5
Total equities	3,574	3,308	75	75
Fixed income:
Investment grade taxable	336	285	13	13
International developed bonds	18	18	1	1
Global high yield taxable	61	58	2	2
Total fixed income	415	361	16	16
Real estate:
Public reits	156	127	6	6
Tangible assets:
Commodities	166	191	3	3
Cash	161	113	0	0
Total	$4,472	$4,100	100%	100%

Schedule of Expected Benefit Payments [Table Text Block]	The following benefit payments are expected to be paid:

2013	$490
2014	491
2015	479
2016	471
2017	460
Years 2018 –2022	2,330

NOTE 11 - INCOME TAXES (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The provision for income taxes is as follows:
	2012	2011

Current provision	$2,893	$1,302
Deferred provision	299	527

Total provision for income taxes	$3,192	$1,829

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table reconciles the expected federal tax provision applied to pre-tax income based on the federal statutory tax rate of 34% to the actual tax provision:

	2012	2011

Income before income taxes	$9,063	$5,379

Income tax provision at Federal statutory rate	$3,081	$1,829

State income taxes	171	39
Other	(60)	(39)

Total income tax provision	$3,192	$1,829

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effect of temporary differences giving rise to the Company’s deferred tax assets and liabilities are as follows:

	2012	2011
Deferred tax assets:
Allowance for uncollectible accounts receivable	$144	$103
Employee compensation and amounts withheld	310	292
Accrued expenses	516	505
Unicap and inventory reserves	912	940
State tax credits	19	110
Interest rate swap (in equity)	145	91
Pension liability (in equity)	1,499	1,371
Goodwill	138	414
Total deferred tax assets	3,683	3,826

Deferred tax liabilities:
Property, plant and equipment	8,066	6,518
Intangibles	443	-
Pension	399	347
Total deferred tax liabilities	8,908	6,865

Net deferred tax liabilities	$(5,225)	$(3,039)

Reflected in consolidated balance sheets as:
Net current deferred tax asset	$1,901	$1,951
Net long-term deferred tax liability	(7,126)	(4,990)
	$(5,225)	$(3,039)

NOTE 13 - SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Segment information for 2012 and 2011 are as follows:

	Net Sales		Income From Operations
Segment	2012	2011	2012	2011
Aerospace	$75,282	$57,918	$6,466	$4,093
Industrial	31,186	28,715	3,686	2,293
Consolidated	$106,468	$86,633	$10,152	$6,386
	Assets		Income Before Income Taxes
	2012	2011	2012	2011
Aerospace	$79,300	$52,262	$5,499	$3,420
Industrial	22,822	13,791	3,564	1,959
Consolidated	$102,122	$66,053	$9,063	$5,379
	Capital Expenditures		Depreciation and Amortization
	2012	2011	2012	2011
Aerospace	$10,587	$2,466	$2,819	$2,256
Industrial	3,587	1,246	870	655
Consolidated	$14,174	$3,712	$3,689	$2,911
	Interest Expense
	2012	2011
Aerospace	$919	$811
Industrial	298	204
Consolidated	$1,217	$1,015

NOTE 14 - QUARTERLY DATA (Unaudited) (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Quarterly Financial Information [Table Text Block]
Following is selected quarterly data for 2012 and 2011. All quarterly information was obtained from unaudited consolidated financial statements not otherwise contained herein. The unaudited results for any quarter are not necessarily indicative of the results for any future period.

2012	1st quarter	2nd quarter	3rd quarter	4th quarter
Sales	$24,030	$26,544	$27,455	$28,439
Gross profit	4,357	5,246	5,814	5,478
Income from operations	2,109	2,484	2,974	2,585
Net income	1,255	1,442	1,664	1,510

Basic income per common share	$0.25	$0.28	$0.32	$0.29
Diluted income per common share	$0.23	$0.26	$0.29	$0.26
2011	1st quarter	2nd quarter	3rd quarter	4th quarter
Sales	$20,199	$21,880	$21,841	$22,713
Gross profit	2,809	3,631	3,877	4,060
Income from operations	864	1,728	1,761	2,033
Net income	408	977	1,012	1,153

Basic income per common share	$0.08	$0.20	$0.20	$0.23
Diluted income per common share	$0.08	$0.19	$0.19	$0.21

NOTE 1 - ORGANIZATION AND BUSINESS (Detail)	12 Months Ended
Dec. 29, 2012
Aerospace [Member]
Sales, Percentage of Sales	71.00%
Industrial [Member]
Sales, Percentage of Sales	29.00%

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Bill and Hold Sales Transactions (in Dollars)	$ 5,000
Shipping, Handling and Transportation Costs (in Dollars)	893	983
Depreciation (in Dollars)	3,630	2,861
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms	changed the terms of its prospective stock option grants from 10 years to 5 years
Fair Value Assumptions, Expected Term, Simplified Method	estimated life of 3.5 years for option grants with terms of 5 years
Number of Reportable Segments		2
United Technologies Corporation [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	35.00%	34.00%
United Technologies Corporation [Member] | Credit Concentration Risk [Member]
Concentration Risk, Percentage	39.00%	45.00%
Accounts Receivable, Gross (in Dollars)	9,100	8,146
MTU Aero Engines [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	10.00%	12.00%
MTU Aero Engines [Member] | Credit Concentration Risk [Member]
Concentration Risk, Percentage	8.00%	11.00%
Accounts Receivable, Gross (in Dollars)	$ 1,859	$ 2,032
International Sales [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	25.00%	31.00%
Machinery and Equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives	three to twelve years
Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life	25 years
Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	10 years

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Detail) - Schedule of Inventory (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Raw materials	$ 2,450	$ 2,865
Work-in-progress	19,008	15,185
Finished goods	2,492	2,185
	$ 23,950	$ 20,235

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Detail) - Schedule of Income Per Share (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012		Dec. 31, 2011
Net income (in Dollars)	$ 5,871		$ 3,550
Weighted average common shares outstanding	5,174		4,959
Basic income per common share (in Dollars per share)	$ 1.13		$ 0.72
Diluted:
Weighted average common shares outstanding	5,174		4,959
Dilutive effect of stock options (in Dollars)	$ 472		$ 278
Weighted average common shares diluted	5,646		5,237
Diluted income per share (in Dollars per share)	$ 1.04		$ 0.68
Anti–dilutive options excluded (1)	12	[1]	168	[1]

[1]	Anti-dilutive because exercise price exceeds average trading price for the period.

NOTE 3 - ACQUISITIONS (Detail) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Business Acquisition, Pro Forma Revenue	$ 113,621,000	$ 100,700,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	509,000
Purcahse Price Adjustment Allocated to Goodwill	182,000
Business Acquisition, Cost of Acquired Entity, Other Noncash Consideration	1,630,000	0
Payments to Acquire Businesses, Net of Cash Acquired	9,195,000	0
Business Acquisition, Contingent Consideration, at Fair Value	359,000	0	0
Business Combination, Bargain Purchase, Gain Recognized, Amount	176
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles	71
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Consideration Transferred	282
Minimum [Member] | Acquisition of Smith-Renaud, Inc Assets [Member]
Business Acquisition, Preacquisition Contingency, Amount	0
Maximum [Member] | Acquisition of Smith-Renaud, Inc Assets [Member]
Business Acquisition, Preacquisition Contingency, Amount	650,000
Before Subsequent Adjustment in September 2012 [Member]
Business Acquisition, Cost of Acquired Entity, Transaction Costs	417,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	11,094,000
EBTEC [Member]
Business Acquisition, Pro Forma Revenue	7,193
Business Acquisition, Cost of Acquired Entity, Purchase Price	10,892,000
Business Acquisition, Cost of Acquired Entity, Other Noncash Consideration	1,630,000
Stock Issued During Period, Shares, Acquisitions (in Shares)	150,523
Cash Acquired from Acquisition	217,000
Payments to Acquire Businesses, Net of Cash Acquired	9,045,000
After Subsequent Adjustment in September 2012 [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	10,892,000
Acquisition of Smith-Renaud, Inc Assets [Member]
Business Acquisition, Cost of Acquired Entity, Transaction Costs	4,000
Business Acquisition, Pro Forma Revenue	442
Business Acquisition, Cost of Acquired Entity, Purchase Price	685,000
Business Acquisition, Preacquisition Contingency, Description	additional installments upon meeting certain measures of earnings before interest, taxes depreciation and amortization ("EBITDA") on each of the first three anniversaries of the closing
Other Payments to Acquire Businesses	150,000
Business Acquisition, Contingent Consideration, at Fair Value	$ 359
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	150

NOTE 3 - ACQUISITIONS (Detail) - Schedule of Purchase Price Allocation (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
$ 509
EBTEC [Member]
Cash	217
Accounts receivable	2,075
Inventories	1,100
Prepaid expenses	146
Deferred tax asset	167
Property, plant and equipment	6,202
Intangible assets	1,175
Goodwill (1)	3,566 [1]
Accounts payable and accrued expenses	(1,582)
Deferred tax liabilities	(2,174)
10,892
Acquisition of Smith-Renaud, Inc Assets [Member]
Inventories	130
Property, plant and equipment	496
Intangible assets	110
Accounts payable and accrued expenses	(51)
$ 685

[1]	Because this was an acquisition of stock, goodwill will not be deductible for tax purposes. Goodwill resulted from this transaction because we believe EBTEC augments the Company's position in the aerospace market and will allow it to more effectively manage portions of its production process previously outsourced.

NOTE 3 - ACQUISITIONS (Detail) - Business Acquisition, Pro Forma (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Sales (in Dollars)	$ 113,621	$ 100,700
Net income (in Dollars)	$ 6,314	$ 4,302
Basic income per share	$ 1.2	$ 0.82
Diluted income per share	$ 1.1	$ 0.78

NOTE 4 - FAIR VALUE OF ASSETS AND LIABILITIES (Detail) - Schedule of Fair Value Measurement of Assets and Liabilities (USD $)	Dec. 29, 2012		Dec. 31, 2011	Jan. 01, 2011
Interest rate swaps	$ (400,000)		$ (250,000)
Contingent consideration (see Note 3) (2)	(359,000)		0	0
	(759,000)
Fair Value, Inputs, Level 2 [Member]
Interest rate swaps	(400,000)	[1]	(250,000)
	(400,000)
Fair Value, Inputs, Level 3 [Member]
Contingent consideration (see Note 3) (2)	(359,000)	[2]
	$ (359,000)

[1]	The fair values of the swaps are determined by discounting the estimated cash flows to be received and paid due to the swaps over the swap's contractual lives using an estimated risk-free interest rate for each swap settlement date (an income approach).
[2]	The contingent consideration liabilities' fair value is determined by calculating the present value of the estimated liability that is expected to be paid in the future (an income approach). We estimated the undiscounted liability we expect to pay in the future by developing various hypothetical scenarios in which the consideration could be earned and weighting those scenarios based on our expectations that those scenarios will actually occur.

NOTE 4 - FAIR VALUE OF ASSETS AND LIABILITIES (Detail) - Schedule of Reconciliation of Assets and Liabilities Measured at Fair Value (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012		Dec. 31, 2011
Contingent consideration:
Balance at the beginning of period	$ 0		$ 0
Initial recognition of the liabilities	(359)		0
Unrealized gains (losses) in earnings (1)	0	[1]	0	[1]
Balance at the end of period	$ (359)		$ 0

[1]	Recorded in other income, net on our consolidated statement of income.

NOTE 5 - INTANGIBLE ASSETS (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Intangible Assets, Net (Excluding Goodwill)	$ 1,220	$ 0
Amortization of Intangible Assets	65
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	71
Finite-Lived Intangible Assets, Amortization Expense, Year Two	71
Finite-Lived Intangible Assets, Amortization Expense, Year Three	71
Finite-Lived Intangible Assets, Amortization Expense, Year Four	71
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 71

NOTE 5 - INTANGIBLE ASSETS (Detail) - Schedule of Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
Cost [Member]
Purchased customer relationships(1)	$ 706 [1]
Accumulated Amortization [Member]
Purchased customer relationships(1)	65
Net Book Value [Member]
Purchased customer relationships(1)	$ 641

[1]	Acquired in the EBTEC and Smith Renaud acquisitions. Customer relationships are amortized on a straight-line basis over 10 years.

NOTE 6 - GOODWILL AND INDEFINITE LIVED INTANGIBLE ASSETS (Detail) - Schedule of Indefinite Lived Assets (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Aerospace segment:
Goodwill	$ 3,566	$ 0
Trademarks and trade name	$ 578

NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Stock Option Plans Amended	2
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	19,657
Fair value assumptions, forfeiture rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 4,737
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	1,026
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	1,031
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options	1,563
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 6 months
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	58	334
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	$ 77	$ 160
2011 Equity Incentive Plan [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)	50,000

NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Detail) - Schedule of Stock Option Valuation Assumptions	12 Months Ended
	Dec. 29, 2012		Dec. 31, 2011
Expected option term (1)	3 years 6 months	[1]	3 years 6 months	[1]
Expected volatility factor (2)	54.80%	[2]	62.70%	[2]
Expected volatility factor (2)	67.90%	[2]	67.90%	[2]
Risk-free interest rate (3)	0.02%	[3]	0.02%	[3]
Risk-free interest rate (3)	0.15%	[3]	0.15%	[3]
Expected annual dividend yield	0.00%		0.00%

[1]	The expected option term was determined using the simplified method for estimating expected option life, which qualify as "plain-vanilla" options.
[2]	The stock volatility for each grant is measured using the weighted average of historical monthly price changes of the Company's common stock over the most recent period equal to the expected option term of the grant, adjusted for activity which is not expected to occur in the future.
[3]	The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the time of grant.

NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Detail) - Schedule of Stock Option Activity (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Number of options [Member]
Outstanding at beginning of year (in Shares)	779,222	867,518
Granted (in Shares)	299,086	85,269
Exercised (in Shares)	(203,936)	(146,898)
Expired/Forfeited (in Shares)	(3,666)	(26,667)
Outstanding at end of year (in Shares)	870,706	779,222
Options exercisable at year-end (in Shares)	551,214	607,224
Weighted-average fair value of options granted during the year	$ 4.76	$ 2.36
Weighted average exercise price [Member]
Outstanding at beginning of year	$ 4.75	$ 4.34
Granted	$ 11.68	$ 5.18
Exercised	$ 8.04	$ 2.27
Expired/Forfeited	$ 4.38	$ 6.33
Outstanding at end of year	$ 6.35	$ 4.75
Options exercisable at year-end	$ 3.75	$ 4.9

NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Detail) - Schedule of Stock Options Outstanding (USD $)	12 Months Ended
Dec. 29, 2012
Option exercise price range, $1.10 to $3.00 [Member]
Exercise Price Range	$1.10 to $3.00
Number Outstanding at 12/29/2012	130,667
Options Outstanding - Weighted-Average Remaining Contractual Life	1 year 251 days
Options Outstanding - Weighted-Average Exercise Price (in Dollars per share)	$ 2.3
Number Exercisable at 12/29/2012	130,667
Options Exercisable - Weighted-Average Remaining Contractual Life	1 year 251 days
Options Exercisable - Weighted-Average Exercise Price (in Dollars per share)	$ 2.3
Options exercise price range, $3.01 to $4.00 [Member]
Exercise Price Range	$3.01 to $4.00
Number Outstanding at 12/29/2012	364,533
Options Outstanding - Weighted-Average Remaining Contractual Life	2 years 18 days
Options Outstanding - Weighted-Average Exercise Price (in Dollars per share)	$ 3.67
Number Exercisable at 12/29/2012	364,533
Options Exercisable - Weighted-Average Remaining Contractual Life	2 years 18 days
Options Exercisable - Weighted-Average Exercise Price (in Dollars per share)	$ 3.67
Option exercise price range, $4.01 to $8.00 [Member]
Exercise Price Range	$4.01 to $8.00
Number Outstanding at 12/29/2012	76,156
Options Outstanding - Weighted-Average Remaining Contractual Life	3 years 193 days
Options Outstanding - Weighted-Average Exercise Price (in Dollars per share)	$ 5.23
Number Exercisable at 12/29/2012	38,164
Options Exercisable - Weighted-Average Remaining Contractual Life	3 years 167 days
Options Exercisable - Weighted-Average Exercise Price (in Dollars per share)	$ 5.06
Option exercise price range, $8.01 to $12.00 [Member]
Exercise Price Range	$8.01 to $12.00
Number Outstanding at 12/29/2012	65,708
Options Outstanding - Weighted-Average Remaining Contractual Life	4 years 32 days
Options Outstanding - Weighted-Average Exercise Price (in Dollars per share)	$ 9.48
Number Exercisable at 12/29/2012	3,708
Options Exercisable - Weighted-Average Remaining Contractual Life	4 years 83 days
Options Exercisable - Weighted-Average Exercise Price (in Dollars per share)	$ 11.24
Option exercise price range, $12.01 to $14.04 [Member]
Exercise Price Range	$12.01 to $14.04
Number Outstanding at 12/29/2012	233,642
Options Outstanding - Weighted-Average Remaining Contractual Life	4 years 313 days
Options Outstanding - Weighted-Average Exercise Price (in Dollars per share)	$ 12.3
Number Exercisable at 12/29/2012	14,142
Options Exercisable - Weighted-Average Remaining Contractual Life	4 years 153 days
Options Exercisable - Weighted-Average Exercise Price (in Dollars per share)	$ 13.7
Option exercise price range $1.10 to $14.04 [Member]
Exercise Price Range	$1.10 to $14.04
Number Outstanding at 12/29/2012	870,706
Options Outstanding - Weighted-Average Remaining Contractual Life	3 years 10 days
Options Outstanding - Weighted-Average Exercise Price (in Dollars per share)	$ 3.03
Number Exercisable at 12/29/2012	551,214
Options Exercisable - Weighted-Average Remaining Contractual Life	2 years 51 days
Options Exercisable - Weighted-Average Exercise Price (in Dollars per share)	$ 3.75

NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Detail) - Schedule of non-vested stock options (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Number of options [Member]
Non-vested options balance	171,998	278,000
Granted	299,086	85,269
Vested	(149,260)	(181,271)
Forfeited	(2,332)	(10,000)
Non-vested options balance	319,492	171,998
Weighted average fair value [Member]
Non-vested options, weighted average fair value (in Dollars per share)	1.95	1.59
Granted (in Dollars per share)	4.76	2.36
Vested (in Dollars per share)	2.27	1.62
Forfeited (in Dollars per share)	2.25	1.11
Non-vested options, weighted average fair value (in Dollars per share)	4.43	1.95

NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Detail) - Schedule of Share-based Comprnsation, Restricted Stock Awards (USD $)	12 Months Ended			12 Months Ended
	Dec. 29, 2012 Number of restricted shares [Member]	Dec. 31, 2011 Number of restricted shares [Member]	Jan. 01, 2011 Number of restricted shares [Member]	Dec. 29, 2012 Weighted average fair value at grant date [Member]	Dec. 31, 2011 Weighted average fair value at grant date [Member]	Jan. 02, 2010 Weighted average fair value at grant date [Member]
Non-Vested	41,664	25,000	0
Non-Vested (in Dollars per share)				$ 8.07	$ 5.26	$ 0
Granted	25,000	25,000
Granted (in Dollars per share)				$ 9.94	$ 5.26
Vested	(8,336)	0
Vested (in Dollars per share)				$ 5.26	$ 0
Forfeited	0	0
Forfeited (in Dollars per share)				$ 0	$ 0

NOTE 7 - SHARE BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Detail) - Schedule of compensation cost allocation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Selling, general and administrative:
Share-based compensation expense before tax	$ 532	$ 339
Income tax benefit	181	115
Net share-based compensation expense	$ 351	$ 224

NOTE 8 - FINANCING ARRANGEMENTS (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Line of Credit Facility, Amount Outstanding	$ 9,850	$ 1,419
Payments to Acquire Property, Plant, and Equipment	14,174	3,712
Long-term Debt	29,769	14,595
Term Note from Conversion of Line of Credit [Member] | TD Bank N.A. line of credit equipment [Member]
Line of Credit Facility, Interest Rate Description	Federal Home Loan Bank ("FHLB") 5 year Current Classic Advance Rate plus 3%
Plainville Facility [Member]
Area of Facility (in Square feet)	181,000
Payments to Acquire Property, Plant, and Equipment	2,650
TD Bank N.A. revolving line of credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity	17,000
Line of Credit Facility, Interest Rate Description	variable rate equal to the highest Prime Rate as published in the Wall Street Journal, adjusted daily
Line of Credit Facility, Interest Rate at Period End	3.25%
Line of Credit Facility, Remaining Borrowing Capacity	4,362
TD Bank N.A. line of credit equipment [Member]
Line of Credit Facility, Maximum Borrowing Capacity	4,700
Line of Credit Facility, Interest Rate Description	variable rate equal to the highest Prime Rate as published in the Wall Street Journal, adjusted daily
Line of Credit Facility, Interest Rate at Period End	3.25%
Line of Credit Facility, Frequency of Payment and Payment Terms	60 equal monthly payments including interest
Line of Credit Facility, Remaining Borrowing Capacity	0
TD Bank, N.A. Cheshire Facility [Member]
Debt Instrument, Payment Terms	Monthly payments of interest only at the prime rate are due through July 28, 2013. Monthly payments of principal and interest are due after July 28, 2013
Debt Instrument, Interest Rate Terms	adjustable rate equal to the monthly LIBOR rate plus 3%
Debt Instrument, Interest Rate, Stated Percentage	4.63%
Long-term Debt	6,540	0
TD Bank N.A. Plainville Facility [Member]
Debt Instrument, Payment Terms	monthly installments of interest only
Long-term Debt	2,120	0
EBTEC Term Note [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.05%
Debt Instrument, Face Amount	3,785
Debt Instrument, Collateral	secured by EBTEC's assets and a $900 mortgage
Long-term Debt	3,383	0
Mortgage note 1 [Member]
Debt Instrument, Payment Terms	monthly installments of principal and interest
Debt Instrument, Interest Rate, Stated Percentage	3.86%
Debt Instrument, Face Amount	900
TD Bank - Note #2 [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.80%
Debt Instrument, Periodic Payment	63
Long-term Debt	2,352	2,954
TD Bank, N.A. Newington Facility [Member]
Debt Instrument, Interest Rate, Stated Percentage	6.10%
Debt Instrument, Periodic Payment	19
Long-term Debt	2,400	2,473
Farmington Savings New Britain Ave [Member]
Debt Instrument, Payment Terms	adjusted by the bank on March 1, 2016 and every 5 years thereafter to reflect interest at the FHLB "Classic Credit Rate" plus 2.75%
Debt Instrument, Interest Rate, Stated Percentage	5.38%
Debt Instrument, Collateral	secured by the Company's real estate
Debt Instrument, Periodic Payment	16
Long-term Debt	1,189	1,301
TD Bank N.A. Spring Lane Facility [Member]
Debt Instrument, Payment Terms	balloon payment due on April 1, 2014
Debt Instrument, Interest Rate, Stated Percentage	5.89%
Debt Instrument, Collateral	secured by the Company's real estate
Debt Instrument, Periodic Payment	12
Long-term Debt	1,175	1,246
Term Note #1 - Machinery and Equipment [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.88%
Debt Instrument, Periodic Payment	42
Long-term Debt	3,799
Term Note #2 - Machinery and Equipment [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.52%
Debt Instrument, Periodic Payment	96
Long-term Debt	1,228
State of Connecticut Bond Commission [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.50%
Debt Instrument, Face Amount	6,565
Debt Instrument, Maturity Date, Description	10 year
Debt Instrument, Description	loan principal forgiveness of up to $500 for creating 50 jobs or up to $1,000 for creating 100 jobs within five years
TD Bank N.A. line of credit equipment [Member]
Line of Credit Facility, Amount Outstanding	$ 4,700	$ 604

NOTE 8 - FINANCING ARRANGEMENTS (Detail) - Schedule of Long-term Debt (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012		Dec. 31, 2011
Long-term Debt	$ 29,769		$ 14,595
Less - current (1)	(5,701)	[1]	(2,450)
	24,068		12,145
TD Bank, N.A. Cheshire Facility [Member]
Long-term Debt	6,540		0
TD Bank N.A. Plainville Facility [Member]
Long-term Debt	2,120		0
TD Bank - Note #2 [Member]
Long-term Debt	2,352		2,954
TD Bank, N.A. Newington Facility [Member]
Long-term Debt	2,400		2,473
Farmington Savings New Britain Ave [Member]
Long-term Debt	1,189		1,301
TD Bank N.A. Spring Lane Facility [Member]
Long-term Debt	1,175		1,246
EBTEC Term Note [Member]
Long-term Debt	3,383		0
TD Bank N.A. EBTEC mortgage [Member]
Long-term Debt	883		0
TD Bank - Note #1 [Member]
Long-term Debt	3,799		4,751
TD Bank - Note #3 [Member]
Long-term Debt	1,228		1,663
TD Bank - Note #4 [Member]
Long-term Debt	0		207
Equipment Line of Credit [Member]
Long-term Debt	$ 4,700		$ 0

[1]	Includes the $2,120 mortgage on the Plainville facility which is due in full upon the earlier of the sale of the facility or July 31, 2013.

NOTE 8 - FINANCING ARRANGEMENTS (Detail) - Schedule of Future Maturities of Long-term Debt (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
2013	$ 5,701
2014	5,444
2015	3,644
2016	2,992
2017	2,629
thereafter	$ 9,359

NOTE 9 - INTEREST RATE SWAPS (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Hedge Designations Used for Interest Rate Derivatives	three pay-fixed, receive-variable interest rate swaps to reduce exposure to changes in cash payments caused by changes in interest rates on certain senior long-term notes payable
Derivative Liabilities, Current	$ 248	$ 250

NOTE 9 - INTEREST RATE SWAPS (Detail) - Schedule of Changes in Derivative Liability (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Derivative Liability [Member]
Derivative liability	$ 400	$ 250	$ 278
(Gain) loss on derivative	150	(28)
Derivative liability	400	250	278
Deferred Taxes [Member]
Deferred taxes	145	91	101
(Gain) loss on derivative	54	(10)
Deferred taxes	145	91	101
Other Comprehensive Loss [Member]
Other comprehensive loss	255	159	177
(Gain) loss on derivative	96	(18)
Other comprehensive loss	$ 255	$ 159	$ 177

NOTE 10 - PENSION PLANS (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 29, 2012
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	$ 153
Defined Benefit Plan, Narrative Description of Basis Used to Determine Overall Expected Long-term Rate-of-Return on Assets Assumption	6%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	387
Defined Benefit Plan, Other Information	All employees who have completed at least three consecutive months of service and are age eighteen or older are eligible to participate
Defined Contribution Plan, Employer Matching Contribution, Percent	25.00%
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Amount	$ 1,000

NOTE 10 - PENSION PLANS (Detail) - Schedule of changes in accumulated postemployment benefit oboligation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Benefit obligation at beginning of year	$ 6,877	$ 6,336
Interest cost	298	320
Actuarial loss	770	690
Benefits paid	(477)	(469)
Benefit obligation at end of year	$ 7,468	$ 6,877

NOTE 10 - PENSION PLANS (Detail) - Schedule of changes in fair value of plan assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Change in Plan Assets:
Fair value of plan assets at beginning of year	$ 4,100	$ 4,530
Actual return (loss) on plan assets	563	(96)
Employer contributions	307	153
Expenses	(21)	(18)
Benefits paid	(477)	(469)
Fair value of plan assets at end of year	4,472	4,100
Unfunded status	(2,996)	(2,777)
Amounts recognized in the consolidated balance sheets consist of:
Accrued expense - current	(355)	(308)
Other liabilities - long term	(2,641)	(2,469)
	(2,996)	(2,777)
Amounts recognized in accumulated other comprehensive income consist of:
Net loss	(4,126)	(3,773)
Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	7,468	6,877
Accumulated benefit obligation	7,468	6,877
Fair value of plan assets	$ 4,472	$ 4,100

NOTE 10 - PENSION PLANS (Detail) - Schedule of net benefit costs (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Components of Net Periodic Benefit Cost:
Interest cost	$ 298	$ 320
Service cost	20	25
Expected return on plan assets	(283)	(308)
Amortization of net loss	138	101
Net periodic benefit cost	$ 173	$ 138

NOTE 10 - PENSION PLANS (Detail) - Schediule of Changes in Plans Assets and Benefit Obligations in Other Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Current year net loss	$ 491	$ 1,087
Amortization of loss	(138)	(101)
Total recognized in other comprehensive income	353	986
Total recognized in net periodic benefit cost and other comprehensive income	$ 526	$ 1,124

NOTE 10 - PENSION PLANS (Detail) - Schedule of Assumptions Used	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Discount rate	3.50%	4.50%
Weighted-average assumptions used to determine net benefit cost:
Discount rate	4.50%	5.25%
Expected return on plan assets	7.00%	7.00%

NOTE 10 - PENSION PLANS (Detail) - Schedule of Allocation of Plan Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Equities:
Plan assets, fair value (in Dollars)	$ 4,472	$ 4,100	$ 4,530
Plan assets, target allocations	100.00%	100.00%
Equity Funds [Member] | U.S. large cap [Member]
Equities:
Plan assets, fair value (in Dollars)	2,217	2,077
Plan assets, target allocations	46.00%	46.00%
Equity Funds [Member] | U.S. mid cap [Member]
Equities:
Plan assets, fair value (in Dollars)	467	444
Plan assets, target allocations	7.00%	7.00%
Equity Funds [Member] | U.S. small cap [Member]
Equities:
Plan assets, fair value (in Dollars)	207	189
Plan assets, target allocations	4.00%	4.00%
Equity Funds [Member] | International developed [Member]
Equities:
Plan assets, fair value (in Dollars)	395	345
Plan assets, target allocations	13.00%	13.00%
Equity Funds [Member] | Emerging markets [Member]
Equities:
Plan assets, fair value (in Dollars)	288	253
Plan assets, target allocations	5.00%	5.00%
Equity Funds [Member]
Equities:
Plan assets, fair value (in Dollars)	3,574	3,308
Plan assets, target allocations	75.00%	75.00%
Fixed Income Funds [Member] | Investment grade taxable [Member]
Equities:
Plan assets, fair value (in Dollars)	336	285
Plan assets, target allocations	13.00%	13.00%
Fixed Income Funds [Member] | International developed bonds [Member]
Equities:
Plan assets, fair value (in Dollars)	18	18
Plan assets, target allocations	1.00%	1.00%
Fixed Income Funds [Member] | Global high yield taxable [Member]
Equities:
Plan assets, fair value (in Dollars)	61	58
Plan assets, target allocations	2.00%	2.00%
Fixed Income Funds [Member]
Equities:
Plan assets, fair value (in Dollars)	415	361
Plan assets, target allocations	16.00%	16.00%
Real Estate [Member]
Equities:
Plan assets, fair value (in Dollars)	156	127
Plan assets, target allocations	6.00%	6.00%
Commodity Contract [Member]
Equities:
Plan assets, fair value (in Dollars)	166	191
Plan assets, target allocations	3.00%	3.00%
Cash [Member]
Equities:
Plan assets, fair value (in Dollars)	$ 161	$ 113
Plan assets, target allocations	0.00%	0.00%

NOTE 10 - PENSION PLANS (Detail) - Schedule of Expected Benefit Payments (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
2013	$ 490
2014	491
2015	479
2016	471
2017	460
Years 2018 –2022	$ 2,330

NOTE 11 - INCOME TAXES (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%
State and Local Jurisdiction [Member]
Other Tax Carryforward, Gross Amount (in Dollars)		28

NOTE 11 - INCOME TAXES (Detail) - Schedule of Components of Income Tax Expense (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Current provision	$ 2,893	$ 1,302
Deferred provision	299	527
Total provision for income taxes	$ 3,192	$ 1,829

NOTE 11 - INCOME TAXES (Detail) - Schedule of Income tax reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Income before income taxes	$ 9,063	$ 5,379
Income tax provision at Federal statutory rate	3,081	1,829
State income taxes	171	39
Other	(60)	(39)
Total income tax provision	$ 3,192	$ 1,829

NOTE 11 - INCOME TAXES (Detail) - Schedule of deferred tax assets and liabilities (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for uncollectible accounts receivable	$ 144	$ 103
Employee compensation and amounts withheld	310	292
Accrued expenses	516	505
Unicap and inventory reserves	912	940
State tax credits	19	110
Interest rate swap (in equity)	145	91
Pension liability (in equity)	1,499	1,371
Goodwill	138	414
Total deferred tax assets	3,683	3,826
Deferred tax liabilities:
Property, plant and equipment	8,066	6,518
Intangibles	443	0
Pension	399	347
Total deferred tax liabilities	8,908	6,865
Net deferred tax liabilities	(5,225)	(3,039)
Reflected in consolidated balance sheets as:
Net current deferred tax asset	1,901	1,951
Net long-term deferred tax liability	(7,126)	(4,990)
	$ (5,225)	$ (3,039)

NOTE 12 - COMMITMENTS AND CONTINGENCIES (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Long-term Purchase Commitment, Minimum Quantity Required	2
Long-term Purchase Commitment, Amount	$ 2,211
Operating Leases, Rent Expense, Net	515	409
Operating Leases, Future Minimum Payments Due, Next Twelve Months	450
Operating Leases, Future Minimum Payments, Due in Two Years	365
Operating Leases, Future Minimum Payments, Due in Three Years	321
Operating Leases, Future Minimum Payments, Due in Four Years	159
Operating Leases, Future Minimum Payments, Due in Five Years	4
Operating Leases, Future Minimum Payments, Due Thereafter	$ 59

NOTE 13 - SEGMENT INFORMATION (Detail)	12 Months Ended
Dec. 29, 2012
Number of Operating Segments	2

NOTE 13 - SEGMENT INFORMATION (Detail) - Schedule of Segment Reporting Information (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011
Net Sales	$ 28,439	$ 27,455	$ 26,544	$ 24,030	$ 22,713	$ 21,841	$ 21,880	$ 20,199	$ 106,468	$ 86,633
Income From Operations	2,585	2,974	2,484	2,109	2,033	1,761	1,728	864	10,152	6,386
Assets	102,122				66,053				102,122	66,053
Income Before Income Taxes									9,063	5,379
Capital Expenditures									14,174	3,712
Depreciation and Amortization									3,689	2,911
Interest Expense									1,217	1,015
Aerospace [Member]
Net Sales									75,282	57,918
Income From Operations									6,466	4,093
Assets	79,300				52,262				79,300	52,262
Income Before Income Taxes									5,499	3,420
Capital Expenditures									10,587	2,466
Depreciation and Amortization									2,819	2,256
Interest Expense									919	811
Industrial [Member]
Net Sales									31,186	28,715
Income From Operations									3,686	2,293
Assets	22,822				13,791				22,822	13,791
Income Before Income Taxes									3,564	1,959
Capital Expenditures									3,587	1,246
Depreciation and Amortization									870	655
Interest Expense									$ 298	$ 204

NOTE 14 - QUARTERLY DATA (Unaudited) (Detail) - Schedule of Quaterly Financial Information (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011
Sales	$ 28,439	$ 27,455	$ 26,544	$ 24,030	$ 22,713	$ 21,841	$ 21,880	$ 20,199	$ 106,468	$ 86,633
Gross profit	5,478	5,814	5,246	4,357	4,060	3,877	3,631	2,809	20,895	14,377
Income from operations	2,585	2,974	2,484	2,109	2,033	1,761	1,728	864	10,152	6,386
Net income	$ 1,510	$ 1,664	$ 1,442	$ 1,255	$ 1,153	$ 1,012	$ 977	$ 408	$ 5,871	$ 3,550
Basic income per common share (in Dollars per share)	$ 0.29	$ 0.32	$ 0.28	$ 0.25	$ 0.23	$ 0.2	$ 0.2	$ 0.08	$ 1.13	$ 0.72
Diluted income per common share (in Dollars per share)	$ 0.26	$ 0.29	$ 0.26	$ 0.23	$ 0.21	$ 0.19	$ 0.19	$ 0.08	$ 1.04	$ 0.68